BNY Mellon High Yield ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1%
Advertising — 1.2%
Advantage Sales & Marketing, Inc., Sr. Scd. Notes(a)	9.00	11/15/2030	24,000	21,123
Clear Channel Outdoor Holdings, Inc., Gtd. Notes(a)	7.50	6/1/2029	58,000	58,137
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.13	2/15/2031	89,000	91,797
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.50	3/15/2033	30,000	31,486
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.88	4/1/2030	94,000	97,622
CMG Media Corp., Scd. Notes(a)	8.88	6/18/2029	47,036	34,200
Lamar Media Corp., Gtd. Notes	3.63	1/15/2031	126,000	116,897
Lamar Media Corp., Gtd. Notes	3.75	2/15/2028	156,000	152,732
Lamar Media Corp., Gtd. Notes	4.00	2/15/2030	135,000	128,794
Lamar Media Corp., Gtd. Notes	4.88	1/15/2029	96,000	94,785
Lamar Media Corp., Gtd. Notes(a)	5.38	11/1/2033	93,000	90,402
Neptune Bidco US, Inc., Sr. Scd. Notes(a)	9.29	4/15/2029	407,000	414,703
Neptune Bidco US, Inc., Sr. Scd. Notes(a)	9.50	2/15/2033	221,000	225,212
Neptune Bidco US, Inc., Sr. Scd. Notes(a)	10.38	5/15/2031	168,000	175,914
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	4.63	3/15/2030	54,000	52,204
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	6.00	6/15/2034	23,000	22,719
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Scd. Notes(a)	7.38	2/15/2031	41,000	42,448
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unscd. Notes(a)	4.25	1/15/2029	47,000	45,673
Stagwell Global LLC, Gtd. Notes(a),(b)	5.63	8/15/2029	60,000	58,358
				1,955,206
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, Gtd. Notes(a)	6.75	3/15/2029	138,000	141,145
ATI, Inc., Sr. Unscd. Notes	4.88	10/1/2029	48,000	47,248
ATI, Inc., Sr. Unscd. Notes	5.13	10/1/2031	16,000	15,624
ATI, Inc., Sr. Unscd. Notes	5.88	6/15/2033	51,000	51,315
ATI, Inc., Sr. Unscd. Notes	7.25	8/15/2030	124,000	128,004
Bombardier, Inc., Sr. Unscd. Notes(a)	5.88	1/15/2035	39,000	38,628
Bombardier, Inc., Sr. Unscd. Notes(a)	6.75	6/15/2033	100,000	102,978
Bombardier, Inc., Sr. Unscd. Notes(a)	7.00	6/1/2032	80,000	82,625
Bombardier, Inc., Sr. Unscd. Notes(a)	7.25	7/1/2031	57,000	59,440
Bombardier, Inc., Sr. Unscd. Notes(a)	7.45	5/1/2034	53,000	57,941
Bombardier, Inc., Sr. Unscd. Notes(a)	8.75	11/15/2030	91,000	95,922
Efesto Bidco SpA Efesto US LLC, Sr. Scd. Bonds, Ser. XR(a)	7.50	2/15/2032	89,000	89,869
TransDigm, Inc., Gtd. Notes	4.63	1/15/2029	194,000	190,352
TransDigm, Inc., Gtd. Notes	4.88	5/1/2029	109,000	107,097
TransDigm, Inc., Gtd. Notes(a)	6.13	7/31/2034	325,000	321,256
TransDigm, Inc., Gtd. Notes(a)	6.38	5/31/2033	494,000	493,872
TransDigm, Inc., Sr. Scd. Notes(a)	6.00	1/15/2033	283,000	282,831
TransDigm, Inc., Sr. Scd. Notes(a)	6.25	1/31/2034	92,000	92,915
TransDigm, Inc., Sr. Scd. Notes(a)	6.38	3/1/2029	500,000	505,945
TransDigm, Inc., Sr. Scd. Notes(a)	6.63	3/1/2032	425,000	432,332
TransDigm, Inc., Sr. Scd. Notes(a)	6.75	8/15/2028	382,000	384,979
TransDigm, Inc., Sr. Scd. Notes(a)	6.88	12/15/2030	257,000	263,332
TransDigm, Inc., Sr. Scd. Notes(a)	7.13	12/1/2031	174,000	179,503
TransDigm, Inc., Sub. Notes(a)	6.75	1/31/2034	379,000	384,894
				4,550,047
Agriculture — .1%
Darling Ingredients, Inc., Gtd. Notes(a)	6.00	6/15/2030	63,000	63,293
JAPFA Pte Ltd., Sr. Scd. Bonds(a)	7.95	5/12/2031	26,000	26,007
Turning Point Brands, Inc., Sr. Scd. Notes(a)	7.63	3/15/2032	127,000	129,340
				218,640

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Airlines — .7%
Alaska Airlines, Inc., Gtd. Notes(a),(b)	6.50	6/1/2031	38,000	37,762
Allegiant Travel Co., Sr. Scd. Notes(a)	7.13	7/1/2031	75,000	76,088
American Airlines, Inc., Sr. Scd. Notes(a)	7.25	2/15/2028	31,000	31,273
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(a)	5.75	4/20/2029	114,571	114,036
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.50	1/28/2031	143,000	133,968
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.63	2/14/2030	163,000	156,815
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	10.25	1/7/2032	75,000	70,320
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(a)	9.88	9/20/2031	212,000	184,461
OneSky Flight LLC, Sr. Unscd. Notes(a)	8.88	12/15/2029	66,000	69,414
United Airlines Holdings, Inc., Gtd. Notes	4.88	3/1/2029	82,000	80,766
VistaJet Malta Finance PLC/Vista Management Holding, Inc., Sr. Unscd. Notes(a),(b)	8.75	1/15/2032	52,000	51,099
WestJet An Alberta Partnership, Sr. Scd. Notes(a),(b)	8.00	2/14/2031	55,000	54,178
				1,060,180
Automobiles & Components — 2.4%
Allison Transmission, Inc., Gtd. Notes(a)	5.88	6/1/2029	59,000	59,250
American Axle & Manufacturing, Inc., Gtd. Notes(a),(b)	7.75	10/15/2033	46,000	45,271
American Axle & Manufacturing, Inc., Sr. Scd. Notes(a)	6.38	10/15/2032	31,000	30,838
Aptiv Swiss Holdings Ltd., Gtd. Bonds	6.88	12/15/2054	144,000	146,067
Aston Martin Capital Holdings Ltd., Sr. Scd. Notes(a)	10.00	3/31/2029	123,000	69,144
Clarios Global LP/Clarios US Finance Co., Gtd. Notes(a)	6.75	9/15/2032	147,000	148,952
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(a)	6.75	5/15/2028	94,000	95,333
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(a)	6.75	2/15/2030	67,000	68,763
Cooper-Standard Automotive, Inc., Sr. Scd. Notes(a)	9.25	3/1/2031	69,000	70,433
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Gtd. Notes(a)	6.13	4/15/2031	94,000	93,394
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Gtd. Notes(a)	6.38	4/15/2034	95,000	93,795
Dexko Global, Inc., Gtd. Notes(a)	7.50	4/15/2032	68,890	57,275
Dorman Products, Inc., Gtd. Notes(a)	6.25	6/15/2034	112,000	112,460
Forvia SE, Sr. Unscd. Notes(a),(b)	6.75	9/15/2033	43,000	42,731
Forvia SE, Sr. Unscd. Notes(a)	8.00	6/15/2030	54,000	56,743
Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes(a)	7.75	5/31/2032	110,000	114,263
IHO Verwaltungs GmbH, Sr. Scd. Notes(a),(c)	7.38	5/15/2033	68,000	70,521
IHO Verwaltungs GmbH, Sr. Scd. Notes(a),(c)	7.75	11/15/2030	69,000	71,695
IHO Verwaltungs GmbH, Sr. Scd. Notes(a),(c)	8.00	11/15/2032	64,000	67,218
Jaguar Land Rover Automotive PLC, Gtd. Notes(a)	4.50	10/1/2027	129,000	127,534
Jaguar Land Rover Automotive PLC, Sr. Unscd. Notes(a)	5.88	1/15/2028	92,000	91,789
JB Poindexter & Co., Inc., Sr. Unscd. Notes(a)	8.75	12/15/2031	143,000	147,525
New Flyer Holdings, Inc., Scd. Notes(a)	9.25	7/1/2030	60,000	64,202
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	5.63	9/29/2028	29,000	28,825
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	6.13	9/30/2030	68,000	66,396
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	7.05	9/15/2028	35,000	35,695
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	4.35	9/17/2027	180,000	176,633
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	4.81	9/17/2030	126,000	116,615
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	7.50	7/17/2030	51,000	52,238
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	7.75	7/17/2032	49,000	50,612
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	8.13	7/17/2035	60,000	63,215
Phinia, Inc., Gtd. Notes(a)	6.63	10/15/2032	55,000	55,591
PM General Purchaser LLC, Sr. Scd. Notes(a)	9.50	10/1/2028	75,000	63,363
Tenneco, Inc., Sr. Scd. Notes(a)	8.00	11/17/2028	482,000	483,284
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	54,000	51,746
The Goodyear Tire & Rubber Company, Gtd. Notes(b)	5.25	4/30/2031	41,000	36,845
The Goodyear Tire & Rubber Company, Gtd. Notes	5.25	7/15/2031	22,000	19,546
The Goodyear Tire & Rubber Company, Gtd. Notes(b)	5.63	4/30/2033	23,000	20,038
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes	6.63	7/15/2030	36,000	34,804
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes	8.88	7/15/2032	68,000	69,726
ZF North America Capital, Inc., Gtd. Notes(a)	6.75	4/23/2030	109,000	108,253

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Automobiles & Components — 2.4% (continued)
ZF North America Capital, Inc., Gtd. Notes(a)	6.88	4/14/2028	90,000	91,720
ZF North America Capital, Inc., Gtd. Notes(a)	6.88	4/23/2032	55,000	53,971
ZF North America Capital, Inc., Gtd. Notes(a)	7.13	4/14/2030	86,000	86,595
ZF North America Capital, Inc., Gtd. Notes(a)	7.50	3/24/2031	121,000	121,659
				3,832,566
Banks — .2%
Armor Holdco, Inc., Gtd. Notes(a)	8.50	11/15/2029	42,000	42,043
Dresdner Funding Trust I, Jr. Sub. Notes(a)	8.15	6/30/2031	120,000	128,113
Freedom Mortgage Corp., Sr. Unscd. Notes(a)	12.25	10/1/2030	55,000	58,923
Valley National Bancorp, Sub. Notes	6.25	9/30/2032	81,000	80,311
Walker & Dunlop, Inc., Gtd. Notes(a)	6.63	4/1/2033	47,000	47,067
				356,457
Beverage Products — .1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., Gtd. Notes(a)	6.25	4/1/2029	71,000	71,308
Primo Water Holdings, Inc./Triton Water Holdings, Inc., Sr. Scd. Notes(a)	4.38	4/30/2029	74,000	71,839
				143,147
Building Materials — 2.0%
ACProducts Holdings, Inc., Sr. Scd. Notes(a),(c)	6.38	5/15/2032	65,000	25,675
Builders FirstSource, Inc., Gtd. Notes(a)	4.25	2/1/2032	109,000	99,202
Builders FirstSource, Inc., Gtd. Notes(a)	5.00	3/1/2030	109,000	105,734
Builders FirstSource, Inc., Gtd. Notes(a),(b)	6.38	6/15/2032	96,000	95,658
Builders FirstSource, Inc., Gtd. Notes(a)	6.38	3/1/2034	100,000	98,220
Builders FirstSource, Inc., Gtd. Notes(a)	6.75	5/15/2035	79,000	78,185
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(a)	8.75	8/1/2028	63,000	32,440
Cornerstone Building Brands, Inc., Sr. Scd. Notes(a)	9.50	8/15/2029	37,000	19,086
CP Atlas Buyer, Inc., Scd. Notes(a),(c)	12.75	1/15/2031	60,553	41,582
CP Atlas Buyer, Inc., Sr. Scd. Notes(a)	9.75	7/15/2030	38,000	34,196
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(a)	6.63	12/15/2030	398,000	404,804
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(a)	6.75	7/15/2031	159,000	163,246
Griffon Corp., Gtd. Notes	5.75	3/1/2028	234,000	233,972
JELD-WEN Holding, Inc., Gtd. Notes(a),(b)	7.00	9/1/2032	25,000	15,246
JELD-WEN, Inc., Gtd. Notes(a)	4.88	12/15/2027	42,000	33,972
Knife River Corp., Gtd. Notes(a)	7.75	5/1/2031	123,000	126,929
Miter Brands Acquisition Holdco, Inc./MIWID Borrower LLC, Sr. Scd. Notes(a),(b)	6.75	4/1/2032	67,000	66,007
Oscar AcquisitionCo LLC/Oscar Finance, Inc., Sr. Unscd. Notes(a)	9.50	4/15/2030	43,000	22,138
Quikrete Holdings, Inc., Sr. Scd. Notes(a)	6.38	3/1/2032	446,000	451,399
Quikrete Holdings, Inc., Sr. Unscd. Notes(a)	6.75	3/1/2033	86,000	87,132
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(a)	6.00	11/1/2028	232,000	231,797
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(a)	8.88	11/15/2031	237,000	248,220
Standard Building Solutions, Inc., Sr. Unscd. Notes(a)	6.25	8/1/2033	63,000	62,318
Standard Building Solutions, Inc., Sr. Unscd. Notes(a)	6.50	8/15/2032	81,000	81,275
Standard Industries, Inc., Sr. Unscd. Notes(a)	4.38	7/15/2030	110,000	103,947
Standard Industries, Inc., Sr. Unscd. Notes(a)	4.75	1/15/2028	174,000	172,926
Wilsonart LLC, Sr. Unscd. Notes(a)	11.00	8/15/2032	37,000	28,485
				3,163,791
Chemicals — 2.3%
Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(a)	7.25	2/15/2031	144,000	149,369
Axalta Coating Systems LLC, Gtd. Notes(a)	3.38	2/15/2029	91,000	86,591
Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, Sr. Scd. Bonds(a)	7.13	6/15/2033	93,000	93,588
Celanese US Holdings LLC, Gtd. Notes	6.50	4/15/2030	58,000	58,784
Celanese US Holdings LLC, Gtd. Notes(b)	6.75	4/15/2033	84,000	85,704
Celanese US Holdings LLC, Gtd. Notes	7.00	2/15/2031	49,000	50,305
Celanese US Holdings LLC, Gtd. Notes	7.33	7/15/2029	138,000	143,467
Celanese US Holdings LLC, Gtd. Notes	7.35	11/15/2028	125,000	129,774
Celanese US Holdings LLC, Gtd. Notes	7.38	7/15/2032	140,000	146,430

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Chemicals — 2.3% (continued)
Celanese US Holdings LLC, Gtd. Notes	7.38	2/15/2034	60,000	61,730
Celanese US Holdings LLC, Gtd. Notes	7.55	11/15/2030	151,000	159,357
Celanese US Holdings LLC, Gtd. Notes	7.70	11/15/2033	134,000	142,235
Cerdia Finanz GmbH, Sr. Scd. Notes(a)	9.38	10/3/2031	66,000	58,687
Consolidated Energy Finance SA, Gtd. Notes(a)	5.63	10/15/2028	40,000	38,628
Consolidated Energy Finance SA, Gtd. Notes(a)	12.00	2/15/2031	45,000	46,951
CVR Partners LP/CVR Nitrogen Finance Corp., Sr. Scd. Notes(a)	6.13	6/15/2028	104,000	103,819
Element Solutions, Inc., Gtd. Notes(a)	3.88	9/1/2028	80,000	78,819
FMC Corp., Sr. Unscd. Notes	3.45	10/1/2029	116,000	106,867
FMC Corp., Sr. Unscd. Notes	4.50	10/1/2049	14,000	9,034
FMC Corp., Sr. Unscd. Notes(b)	5.65	5/18/2033	126,000	112,605
FMC Corp., Sr. Unscd. Notes(b)	6.38	5/18/2053	49,000	38,190
FMC Corp., Sub. Notes	8.45	11/1/2055	58,000	43,559
Huntsman International LLC, Sr. Unscd. Notes	4.50	5/1/2029	95,000	91,693
INEOS Finance PLC, Sr. Scd. Notes(a)	6.75	5/15/2028	48,000	47,904
INEOS Finance PLC, Sr. Scd. Notes(a),(b)	7.50	4/15/2029	52,000	51,171
INEOS Quattro Finance 2 PLC, Sr. Scd. Notes(a),(b)	9.63	3/15/2029	43,000	38,170
Ingevity Corp., Gtd. Notes(a)	3.88	11/1/2028	71,000	68,479
Innophos Holdings, Inc., Bonds(a)	11.50	6/15/2029	60,000	56,522
Methanex US Operations, Inc., Gtd. Notes(a)	6.25	3/15/2032	46,000	46,534
Minerals Technologies, Inc., Gtd. Notes(a)	5.00	7/1/2028	80,000	78,918
Nufarm Australia Ltd./Nufarm Americas, Inc., Sr. Unscd. Notes(a)	5.00	1/27/2030	107,000	101,749
Olin Corp., Sr. Unscd. Notes(a)	6.63	4/1/2033	104,000	101,792
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	4.25	10/1/2028	38,000	36,703
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	6.75	8/1/2032	131,000	127,551
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	7.25	6/15/2031	66,000	66,782
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	7.25	2/15/2033	172,000	168,467
Olympus Water US Holding Corp., Sr. Unscd. Notes(a)	6.25	10/1/2029	47,000	46,374
SCIH Salt Holdings, Inc., Sr. Scd. Notes(a)	4.88	5/1/2028	64,000	63,987
SCIH Salt Holdings, Inc., Sr. Unscd. Notes(a)	6.63	5/1/2029	91,000	90,990
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, Sr. Scd. Notes(a)	6.13	7/15/2033	66,000	65,649
The Chemours Company, Gtd. Notes(a)	4.63	11/15/2029	46,000	43,451
The Chemours Company, Gtd. Notes(a)	5.75	11/15/2028	48,000	47,768
The Chemours Company, Gtd. Notes(a)	7.88	3/15/2034	62,000	60,329
The Chemours Company, Gtd. Notes(a)	8.00	1/15/2033	59,000	58,149
Tronox, Inc., Gtd. Notes(a)	4.63	3/15/2029	75,000	46,317
WR Grace Holdings LLC, Sr. Scd. Notes(a)	6.63	8/15/2032	45,000	42,843
WR Grace Holdings LLC, Sr. Scd. Notes(a)	7.00	8/1/2033	32,000	30,696
WR Grace Holdings LLC, Sr. Unscd. Notes(a)	5.63	8/15/2029	150,000	137,744
				3,761,225
Commercial & Professional Services — 4.9%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(a)	7.00	5/21/2030	174,000	177,312
Allied Universal Holdco LLC, Sr. Scd. Notes(a)	7.88	2/15/2031	228,000	236,920
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(a)	6.88	6/15/2030	59,000	60,271
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(a)	6.00	6/1/2029	87,000	86,310
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(a)	4.63	6/1/2028	77,000	75,982
Alta Equipment Group, Inc., Scd. Notes(a)	9.00	6/1/2029	35,000	33,506
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	4.75	4/1/2028	54,000	53,159
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	5.38	3/1/2029	46,000	44,803
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a),(b)	8.00	2/15/2031	70,000	69,883
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	8.25	1/15/2030	54,000	55,160
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a),(b)	8.38	6/15/2032	59,000	58,783
Belron UK Finance PLC, Sr. Scd. Notes(a)	5.75	10/15/2029	121,000	120,978
Block, Inc., Sr. Unscd. Notes(a)	5.63	8/15/2030	42,000	41,798
Block, Inc., Sr. Unscd. Notes	6.50	5/15/2032	103,000	104,148

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Commercial & Professional Services — 4.9% (continued)
Carrix, Inc., Sr. Scd. Notes(a)	6.13	8/1/2033	228,000	227,342
Cimpress PLC, Gtd. Notes(a),(b)	7.38	9/15/2032	99,000	99,044
Clarivate Science Holdings Corp., Gtd. Notes(a)	4.88	7/1/2029	54,000	49,778
Clarivate Science Holdings Corp., Sr. Scd. Notes(a)	3.88	7/1/2028	106,000	102,651
CompoSecure Holdings LLC, Sr. Scd. Notes(a)	5.63	2/1/2033	73,000	70,093
CoreCivic, Inc., Gtd. Notes	4.75	10/15/2027	106,000	106,135
CoreCivic, Inc., Gtd. Notes	8.25	4/15/2029	54,000	56,062
CPI CG, Inc., Sr. Scd. Notes(a)	10.00	7/15/2029	28,000	29,382
Dcli Bidco LLC, Second Mortgage Notes(a)	7.75	11/15/2029	30,000	30,836
Deluxe Corp., Gtd. Notes(a)	8.00	6/1/2029	64,000	64,537
Deluxe Corp., Sr. Scd. Notes(a)	8.13	9/15/2029	110,000	113,950
EquipmentShare.com, Inc., Scd. Notes(a)	7.13	7/1/2034	156,000	149,157
EquipmentShare.com, Inc., Scd. Notes(a)	8.00	3/15/2033	32,000	32,356
EquipmentShare.com, Inc., Scd. Notes(a)	8.63	5/15/2032	84,000	85,953
EquipmentShare.com, Inc., Scd. Notes(a)	9.00	5/15/2028	82,000	83,385
Garda World Security Corp., Sr. Scd. Notes(a)	6.50	1/15/2031	87,000	88,015
Garda World Security Corp., Sr. Scd. Notes(a)	7.75	2/15/2028	60,000	60,851
Garda World Security Corp., Sr. Unscd. Notes(a)	6.00	6/1/2029	47,000	46,271
Garda World Security Corp., Sr. Unscd. Notes(a)	8.25	8/1/2032	118,000	119,681
Garda World Security Corp., Sr. Unscd. Notes(a)	8.38	11/15/2032	155,000	157,441
Graham Holdings Co., Gtd. Notes(a)	5.63	12/1/2033	60,000	58,751
Herc Holdings, Inc., Gtd. Notes(a)	5.75	3/15/2031	43,000	42,590
Herc Holdings, Inc., Gtd. Notes(a)	6.63	6/15/2029	62,000	63,114
Herc Holdings, Inc., Gtd. Notes(a)	7.00	6/15/2030	117,000	120,637
Herc Holdings, Inc., Gtd. Notes(a)	7.25	6/15/2033	78,000	80,485
ION Platform Finance US, Inc., Sr. Scd. Notes(a)	7.88	9/30/2032	216,000	170,689
Korn Ferry, Gtd. Notes(a)	4.63	12/15/2027	65,000	64,633
Mavis Tire Express Services Topco Corp., Sr. Unscd. Notes(a)	6.50	5/15/2029	74,000	72,913
Mobius Merger Sub, Inc., Sr. Scd. Notes(a)	9.00	6/1/2030	29,000	19,882
NESCO Holdings II, Inc., Scd. Notes(a)	5.50	4/15/2029	70,000	69,570
OT Midco, Inc., Sr. Scd. Notes(a)	10.00	2/15/2030	46,000	17,296
Paysafe Finance PLC/Paysafe Holdings US Corp., Sr. Scd. Notes(a),(b)	4.00	6/15/2029	19,000	16,536
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes(a)	3.38	8/31/2027	188,000	184,590
PROG Holdings, Inc., Gtd. Notes(a)	6.00	11/15/2029	64,000	62,566
Raven Acquisition Holdings LLC, Sr. Scd. Notes(a)	6.88	11/15/2031	36,000	35,024
RR Donnelley & Sons Co., Scd. Notes(a)	10.88	8/1/2029	90,000	91,802
RR Donnelley & Sons Co., Sr. Scd. Notes(a)	9.50	8/1/2029	186,000	192,889
RR Donnelley & Sons Co., Sr. Unscd. Bonds(a),(c)	11.00	6/1/2031	146,000	139,270
RRD Parent, Inc., Sr. Unscd. Notes(a),(c)	10.00	10/15/2031	99,750	177,027
Service Corp. International, Sr. Unscd. Notes	3.38	8/15/2030	77,000	71,230
Service Corp. International, Sr. Unscd. Notes	4.00	5/15/2031	110,000	102,818
Service Corp. International, Sr. Unscd. Notes	4.63	12/15/2027	86,000	85,469
Service Corp. International, Sr. Unscd. Notes	5.13	6/1/2029	81,000	80,354
Service Corp. International, Sr. Unscd. Notes	5.75	10/15/2032	85,000	84,393
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes(a)	6.75	8/15/2032	114,000	114,123
Signal Parent, Inc., Sr. Unscd. Notes(a)	6.13	4/1/2029	30,000	5,968
Sotheby’s, Sr. Scd. Notes(a)	8.25	4/15/2031	185,000	184,531
Sotheby’s/Bidfair Holdings, Inc., Sr. Scd. Notes(a)	5.88	6/1/2029	30,000	28,966
StoneMor, Inc., Sr. Scd. Notes(a)	8.50	5/15/2029	134,000	133,312
Synergy Infrastructure Holdings LLC, Scd. Notes(a)	7.00	7/15/2034	65,000	65,555
Synergy Infrastructure Holdings LLC, Scd. Notes(a)	7.88	12/1/2030	52,000	54,372
The ADT Security Corp., Sr. Scd. Bonds(a)	5.88	10/15/2033	75,000	72,893
The ADT Security Corp., Sr. Scd. Notes(a)	4.13	8/1/2029	79,000	75,747
The ADT Security Corp., Sr. Scd. Notes(a)	4.88	7/15/2032	38,000	35,546
The Brink’s Company, Gtd. Notes(a)	4.63	10/15/2027	47,000	46,702
The Brink’s Company, Gtd. Notes(a)	6.75	6/15/2032	47,000	47,873

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Commercial & Professional Services — 4.9% (continued)
The Geo Group, Inc., Gtd. Notes	10.25	4/15/2031	227,000	244,892
The Geo Group, Inc., Sr. Scd. Notes	8.63	4/15/2029	147,000	153,309
The Hertz Corp., Gtd. Notes(a)	5.00	12/1/2029	126,000	34,149
The Hertz Corp., Sr. Scd. Notes(a),(b)	12.63	7/15/2029	72,000	47,000
TriNet Group, Inc., Gtd. Notes(a)	3.50	3/1/2029	55,000	51,943
TriNet Group, Inc., Sr. Unscd. Notes(a)	7.13	8/15/2031	45,000	45,648
United Rentals North America, Inc., Gtd. Notes	3.75	1/15/2032	41,000	37,473
United Rentals North America, Inc., Gtd. Notes	3.88	2/15/2031	91,000	85,145
United Rentals North America, Inc., Gtd. Notes	4.00	7/15/2030	50,000	47,467
United Rentals North America, Inc., Gtd. Notes	4.88	1/15/2028	202,000	201,206
United Rentals North America, Inc., Gtd. Notes	5.25	1/15/2030	56,000	55,747
United Rentals North America, Inc., Gtd. Notes(a)	5.38	11/15/2033	145,000	141,174
United Rentals North America, Inc., Gtd. Notes(a)	6.13	3/15/2034	84,000	85,208
United Rentals North America, Inc., Scd. Notes(b)	3.88	11/15/2027	51,000	50,433
Upbound Group, Inc., Gtd. Notes(a),(b)	6.38	2/15/2029	58,000	57,641
Valvoline, Inc., Sr. Unscd. Notes(a)	3.63	6/15/2031	53,000	48,335
VM Consolidated, Inc., Gtd. Notes(a)	5.50	4/15/2029	34,000	31,793
Wand NewCo 3, Inc., Sr. Scd. Notes(a)	7.63	1/30/2032	89,000	91,463
WEX, Inc., Gtd. Notes(a)	6.50	3/15/2033	71,000	70,706
Williams Scotsman, Inc., Sr. Scd. Notes(a)	4.63	8/15/2028	58,000	57,335
Williams Scotsman, Inc., Sr. Scd. Notes(a)	6.63	6/15/2029	63,000	64,090
Williams Scotsman, Inc., Sr. Scd. Notes(a)	6.63	4/15/2030	39,000	39,881
Williams Scotsman, Inc., Sr. Scd. Notes(a)	7.38	10/1/2031	94,000	96,914
				7,801,001
Consumer Discretionary — 8.7%
A&K Travel Group Holdings Ltd., Gtd. Notes(a)	7.50	5/15/2033	131,000	130,398
Acushnet Co., Gtd. Notes(a)	5.63	12/1/2033	53,000	52,001
Adams Homes, Inc., Sr. Unscd. Notes(a)	9.25	10/15/2028	155,000	159,585
ADI Escrow Issuer LLC, Gtd. Notes(a)	7.13	7/15/2034	45,000	45,987
Affinity Interactive, Sr. Scd. Notes(a)	6.88	12/15/2027	66,000	31,968
Allen Media LLC/Allen Media Co-Issuer, Inc., Gtd. Notes(a)	10.50	2/15/2028	67,000	26,726
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(a)	7.88	4/30/2029	91,000	93,066
AMC Entertainment Holdings, Inc., Sr. Scd. Notes(a)	7.50	2/15/2029	31,000	29,962
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	4.63	8/1/2029	92,000	88,406
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	4.63	4/1/2030	105,000	99,771
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	6.88	8/1/2033	133,000	132,793
Banijay Entertainment SAS, Sr. Scd. Notes(a)	8.13	5/1/2029	80,000	82,212
Beazer Homes USA, Inc., Gtd. Notes	7.25	10/15/2029	30,000	30,395
Beazer Homes USA, Inc., Gtd. Notes(a)	7.50	3/15/2031	59,000	59,294
Beazer Homes USA, Inc., Gtd. Notes(a)	8.00	1/15/2032	85,000	86,934
Boyd Gaming Corp., Gtd. Notes	4.75	12/1/2027	155,000	154,242
Boyd Gaming Corp., Gtd. Notes(a)	4.75	6/15/2031	220,000	210,104
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes(a)	4.88	2/15/2030	39,000	36,349
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes(a)	6.25	9/15/2027	61,000	61,061
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Sr. Unscd. Notes(a)	5.00	6/15/2029	46,000	43,663
Caesars Entertainment, Inc., Gtd. Notes(a)	4.63	10/15/2029	72,000	68,519
Caesars Entertainment, Inc., Gtd. Notes(a),(b)	6.00	10/15/2032	79,000	69,364
Caesars Entertainment, Inc., Sr. Scd. Notes(a)	6.50	2/15/2032	108,000	103,331
Caesars Entertainment, Inc., Sr. Scd. Notes(a)	7.00	2/15/2030	155,000	155,573
Century Communities, Inc., Gtd. Notes(a)	3.88	8/15/2029	109,000	103,415
Century Communities, Inc., Gtd. Notes(a)	6.63	9/15/2033	125,000	125,477
Churchill Downs, Inc., Gtd. Notes(a)	4.75	1/15/2028	107,000	105,986
Churchill Downs, Inc., Gtd. Notes(a)	6.75	5/1/2031	96,000	97,360

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Consumer Discretionary — 8.7% (continued)
Churchill Downs, Inc., Sr. Unscd. Notes(a)	5.75	4/1/2030	173,000	172,544
Cinemark USA, Inc., Gtd. Notes(a)	5.25	7/15/2028	47,000	46,723
Cinemark USA, Inc., Gtd. Notes(a)	7.00	8/1/2032	32,000	32,849
Core & Main LP, Gtd. Notes(a)	6.00	7/1/2034	82,000	81,569
Dealer Tire Financial LLC, Sr. Unscd. Notes(a)	10.38	10/1/2031	70,000	68,006
Empire Communities Corp., Sr. Unscd. Notes(a)	9.75	5/1/2029	74,000	76,219
Forestar Group, Inc., Gtd. Notes(a)	5.00	3/1/2028	81,000	80,367
Forestar Group, Inc., Gtd. Notes(a)	6.50	3/15/2033	130,000	130,480
Full House Resorts, Inc., Sr. Scd. Notes(a),(b)	8.25	2/15/2028	33,000	32,228
FXI Holdings, Inc., Sr. Scd. Notes(a)	11.00	11/15/2030	85,678	70,513
FXI Holdings, Inc., Sr. Scd. Notes(a),(c)	14.00	11/15/2029	61,408	14,717
Gaia Purchaser, Inc., Sr. Scd. Notes(a)	7.63	7/15/2033	110,000	110,345
Genting New York LLC/Genny Capital, Inc., Gtd. Notes(a)	7.25	10/1/2029	110,000	112,426
Great Canadian Gaming Corp./Raptor LLC, Sr. Scd. Notes(a),(b)	8.75	11/15/2029	93,000	93,861
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	3.63	2/15/2032	318,000	287,843
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	3.75	5/1/2029	156,000	149,624
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	4.00	5/1/2031	247,000	231,660
Hilton Domestic Operating Co., Inc., Gtd. Notes	4.88	1/15/2030	203,000	200,388
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.50	9/15/2031	182,000	180,322
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.50	3/31/2034	208,000	203,638
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.75	9/15/2033	229,000	227,018
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.88	4/1/2029	125,000	125,942
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.88	3/15/2033	227,000	226,868
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	6.13	4/1/2032	85,000	85,819
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Sr. Unscd. Notes(a)	5.00	6/1/2029	71,000	68,883
Jacobs Entertainment, Inc., Sr. Unscd. Notes(a)	6.75	2/15/2029	147,000	144,804
K Hovnanian Enterprises, Inc., Gtd. Notes(a)	8.00	4/1/2031	60,000	61,225
K Hovnanian Enterprises, Inc., Gtd. Notes(a)	8.38	10/1/2033	14,000	14,223
KB Home, Gtd. Notes	7.25	7/15/2030	39,000	39,575
Kingpin Intermediate Holdings LLC, Sr. Scd. Notes(a),(b)	7.25	10/15/2032	24,000	19,485
LGI Homes, Inc., Gtd. Notes(a)	4.00	7/15/2029	34,000	31,500
LGI Homes, Inc., Gtd. Notes(a)	7.00	11/15/2032	42,000	40,985
LGI Homes, Inc., Gtd. Notes(a)	8.75	12/15/2028	50,000	51,330
Light & Wonder International, Inc., Gtd. Notes(a)	6.25	10/1/2033	76,000	74,668
Light & Wonder International, Inc., Gtd. Notes(a)	7.25	11/15/2029	49,000	49,845
Light & Wonder International, Inc., Gtd. Notes(a)	7.50	9/1/2031	67,000	69,046
Lindblad Expeditions LLC, Sr. Scd. Bonds(a)	7.00	9/15/2030	53,000	54,514
Live Nation Entertainment, Inc., Gtd. Notes(a)	4.75	10/15/2027	113,000	112,455
Live Nation Entertainment, Inc., Sr. Scd. Notes(a)	3.75	1/15/2028	51,000	49,937
M/I Homes, Inc., Gtd. Notes	3.95	2/15/2030	30,000	28,258
M/I Homes, Inc., Gtd. Notes	4.95	2/1/2028	92,000	91,211
MajorDrive Holdings IV LLC, Sr. Unscd. Notes(a)	6.38	6/1/2029	39,000	32,055
Marriott Ownership Resorts, Inc., Gtd. Notes(a)	6.50	10/1/2033	45,000	44,261
Mattamy Group Corp., Sr. Unscd. Notes(a)	4.63	3/1/2030	83,000	79,492
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	5.38	12/4/2029	83,000	80,544
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	5.75	7/21/2028	166,000	164,356
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	6.50	9/24/2033	44,000	42,458
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	7.63	4/17/2032	122,000	124,587
Merlin Entertainments Group US Holdings, Inc., Sr. Scd. Notes(a)	7.38	2/15/2031	37,000	28,929
MGM China Holdings Ltd., Sr. Unscd. Notes(a)	7.13	6/26/2031	36,000	36,900
MGM Resorts International, Gtd. Notes	6.13	9/15/2029	58,000	58,368
MGM Resorts International, Gtd. Notes	6.50	4/15/2032	61,000	60,601
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(a)	11.88	4/15/2031	141,000	152,828

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Consumer Discretionary — 8.7% (continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(a)	8.25	4/15/2030	47,000	48,870
Motion Finco Sarl, Sr. Scd. Notes(a)	8.38	2/15/2032	23,000	18,035
Muvico LLC, Sr. Scd. Notes(a),(c)	15.00	2/19/2029	67,000	73,409
NCL Corp. Ltd., Sr. Unscd. Notes(a)	5.88	1/15/2031	116,000	110,925
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.25	9/15/2033	47,000	44,664
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.75	2/1/2032	173,000	169,563
NCL Corp. Ltd., Sr. Unscd. Notes(a)	7.75	2/15/2029	45,000	46,726
NCL Finance Ltd., Gtd. Notes(a)	6.13	3/15/2028	47,000	47,261
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., Sr. Scd. Notes(a)	8.00	8/1/2030	46,000	46,001
Patrick Industries, Inc., Gtd. Notes(a)	4.75	5/1/2029	41,000	40,046
Patrick Industries, Inc., Gtd. Notes(a)	6.38	11/1/2032	75,000	73,998
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes(a)	5.63	9/1/2029	83,000	58,537
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes(a)	5.88	9/1/2031	96,000	61,256
RB Global Holdings, Inc., Gtd. Notes(a)	7.75	3/15/2031	87,000	89,909
RB Global Holdings, Inc., Sr. Scd. Notes(a)	6.75	3/15/2028	105,000	106,144
Resideo Funding II LLC, Gtd. Notes(a)	6.50	7/15/2032	46,000	46,016
Resorts World Las Vegas LLC/RWLV Capital, Inc., Gtd. Notes	4.63	4/16/2029	200,000	179,733
Resorts World Las Vegas LLC/RWLV Capital, Inc., Gtd. Notes(a)	4.63	4/6/2031	200,000	167,270
Resorts World Las Vegas LLC/RWLV Capital, Inc., Gtd. Notes(a)	8.45	7/27/2030	100,000	98,677
Risewell Homes, Inc., Sr. Unscd. Notes(a)	8.50	11/1/2030	121,000	123,556
Risewell Homes, Inc., Sr. Unscd. Notes(a)	9.25	10/1/2029	120,000	121,754
Rivers Enterprise Borrower LLC, Sr. Scd. Notes(a)	6.25	10/15/2030	63,000	63,287
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Scd. Bonds(a)	6.63	2/1/2033	71,000	71,414
S&S Holdings LLC, Sr. Scd. Notes(a)	8.38	10/1/2031	83,000	80,084
Sabre Financial Borrower LLC, Sr. Scd. Notes(a)	11.13	6/15/2029	147,000	154,696
Sabre GLBL, Inc., Sr. Scd. Notes(a)	10.75	11/15/2029	33,000	31,762
Sabre GLBL, Inc., Sr. Scd. Notes(a)	10.75	3/15/2030	67,000	64,171
Sabre GLBL, Inc., Sr. Scd. Notes(a)	11.13	7/15/2030	43,000	41,370
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unscd. Notes(a)	6.63	3/1/2030	107,000	86,662
SeaWorld Parks & Entertainment, Inc., Gtd. Notes(a)	5.25	8/15/2029	42,000	40,873
Shea Homes LP/Shea Homes Funding Corp., Sr. Unscd. Notes	4.75	2/15/2028	128,000	126,215
Shea Homes LP/Shea Homes Funding Corp., Sr. Unscd. Notes	4.75	4/1/2029	73,000	70,960
Six Flags Entertainment Corp., Gtd. Notes(a)	7.25	5/15/2031	87,000	85,284
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.25	7/15/2029	54,000	51,872
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	6.50	10/1/2028	36,000	36,020
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Gtd. Notes(a)	8.63	1/15/2032	78,000	78,890
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., Sr. Scd. Notes(a)	6.63	5/1/2032	94,000	94,658
Somnigroup International, Inc., Gtd. Notes(a),(b)	4.00	4/15/2029	141,000	135,758
Station Casinos LLC, Gtd. Notes(a),(b)	4.50	2/15/2028	71,000	69,906
Station Casinos LLC, Gtd. Notes(a)	4.63	12/1/2031	45,000	42,361
Station Casinos LLC, Gtd. Notes(a)	6.63	3/15/2032	52,000	52,538
STL Holding Co. LLC, Sr. Unscd. Notes(a)	8.75	2/15/2029	90,000	93,253
Studio City Co. Ltd., Sr. Scd. Notes(a)	6.13	5/15/2031	36,000	35,558
Studio City Finance Ltd., Gtd. Notes(a)	5.00	1/15/2029	212,000	202,194
Thor Industries, Inc., Gtd. Notes(a)	4.00	10/15/2029	57,000	53,745
Travel + Leisure Co., Sr. Scd. Notes(a),(b)	4.50	12/1/2029	83,000	80,004
Travel + Leisure Co., Sr. Scd. Notes(a)	4.63	3/1/2030	53,000	50,973
Travel + Leisure Co., Sr. Scd. Notes(a)	6.13	9/1/2033	59,000	57,958
Travel + Leisure Co., Sr. Scd. Notes(a)	6.25	6/1/2031	96,000	96,172

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Consumer Discretionary — 8.7% (continued)
Tri Pointe Homes, Inc., Gtd. Notes	5.70	6/15/2028	139,000	139,083
Vail Resorts, Inc., Gtd. Notes(a)	5.63	7/15/2030	34,000	33,873
Vail Resorts, Inc., Gtd. Notes(a)	6.50	5/15/2032	65,000	65,802
Velocity Vehicle Group LLC, Sr. Unscd. Notes(a)	8.00	6/1/2029	54,000	53,541
Veritiv Operating Co., Sr. Scd. Notes(a)	10.50	11/30/2030	174,000	178,537
Viking Cruises Ltd., Gtd. Notes(a)	5.88	10/15/2033	205,000	202,776
Viking Cruises Ltd., Gtd. Notes(a)	9.13	7/15/2031	148,000	155,056
Viking Cruises Ltd., Sr. Unscd. Notes(a)	7.00	2/15/2029	54,000	54,081
Voyager Parent LLC, Sr. Scd. Notes(a)	9.25	7/1/2032	429,000	455,906
Whirlpool Corp., Sr. Scd. Notes(a)	7.50	7/1/2031	71,000	70,556
Whirlpool Corp., Sr. Scd. Notes(a)	7.88	7/1/2034	81,000	76,709
Whirlpool Corp., Sr. Unscd. Notes	2.40	5/15/2031	24,000	17,666
Whirlpool Corp., Sr. Unscd. Notes	4.50	6/1/2046	77,000	43,307
Whirlpool Corp., Sr. Unscd. Notes	4.60	5/15/2050	73,000	40,596
Whirlpool Corp., Sr. Unscd. Notes	4.70	5/14/2032	28,000	21,791
Whirlpool Corp., Sr. Unscd. Notes	4.75	2/26/2029	70,000	65,399
Whirlpool Corp., Sr. Unscd. Notes	5.15	3/1/2043	22,000	12,957
Whirlpool Corp., Sr. Unscd. Notes	5.50	3/1/2033	27,000	21,017
Whirlpool Corp., Sr. Unscd. Notes	5.75	3/1/2034	28,000	21,262
Whirlpool Corp., Sr. Unscd. Notes(b)	6.13	6/15/2030	30,000	27,282
Whirlpool Corp., Sr. Unscd. Notes(b)	6.50	6/15/2033	28,000	23,721
Windsor Holdings III LLC, Sr. Scd. Notes(a)	8.50	6/15/2030	85,000	88,525
Wyndham Hotels & Resorts, Inc., Gtd. Notes(a)	4.38	8/15/2028	64,000	62,672
Wyndham Hotels & Resorts, Inc., Gtd. Notes(a)	5.63	3/1/2033	160,000	155,680
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.13	12/15/2029	42,000	40,596
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.50	10/1/2027	132,000	131,422
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.63	8/26/2028	133,000	131,782
Wynn Macau Ltd., Sr. Unscd. Notes(a)	6.75	2/15/2034	72,000	70,668
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	5.13	10/1/2029	46,000	45,527
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	6.25	3/15/2033	64,000	63,439
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	7.13	2/15/2031	53,000	55,526
				13,980,977
Consumer Durables & Apparel — .5%
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(a),(c)	10.00	7/15/2033	302,378	324,676
Champ Acquisition Corp., Sr. Scd. Notes(a)	8.38	12/1/2031	50,000	52,190
Crocs, Inc., Gtd. Notes(a)	4.13	8/15/2031	51,000	46,920
Crocs, Inc., Gtd. Notes(a)	4.25	3/15/2029	74,000	71,174
Kontoor Brands, Inc., Gtd. Notes(a)	4.13	11/15/2029	96,000	91,881
Under Armour, Inc., Gtd. Notes(a)	7.25	7/15/2030	42,000	42,804
VF Corp., Sr. Unscd. Notes	2.95	4/23/2030	46,000	41,353
VF Corp., Sr. Unscd. Notes	6.45	11/1/2037	25,000	23,537
Wolverine World Wide, Inc., Gtd. Notes(a)	4.00	8/15/2029	38,000	35,837
				730,372
Consumer Staples — .8%
American Greetings Corp., Sr. Scd. Notes(a)	8.88	1/15/2032	53,000	52,355
CD&R Smokey Buyer, Inc./Radio Systems Corp., Sr. Scd. Notes(a)	9.50	10/15/2029	83,000	41,606
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, Gtd. Notes(a)	5.60	1/15/2031	96,000	94,253
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, Sr. Scd. Notes(a)	4.75	1/15/2029	62,000	60,884
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, Sr. Unscd. Notes(a)	6.63	7/15/2030	94,000	94,533
Edgewell Personal Care Co., Gtd. Notes(a)	5.50	6/1/2028	51,000	50,884
Kronos Acquisition Holdings, Inc., Sr. Scd. Notes(a)	8.25	6/30/2031	57,000	39,990
Kronos Acquisition Holdings, Inc., Sr. Unscd. Notes(a)	10.75	6/30/2032	56,000	17,274
Newell Brands, Inc., Sr. Unscd. Notes	6.38	9/15/2027	36,000	36,232

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Consumer Staples — .8% (continued)
Newell Brands, Inc., Sr. Unscd. Notes	6.38	5/15/2030	38,000	38,392
Newell Brands, Inc., Sr. Unscd. Notes	6.63	9/15/2029	39,000	39,476
Newell Brands, Inc., Sr. Unscd. Notes(b)	6.63	5/15/2032	26,000	26,283
Newell Brands, Inc., Sr. Unscd. Notes	7.38	4/1/2036	42,000	42,373
Newell Brands, Inc., Sr. Unscd. Notes	7.50	4/1/2046	71,000	65,880
Newell Brands, Inc., Sr. Unscd. Notes(a)	8.50	6/1/2028	110,000	114,845
Opal Bidco SAS, Sr. Scd. Bonds(a)	6.50	3/31/2032	131,000	131,873
P&L Development LLC/PLD Finance Corp., Sr. Scd. Notes(a),(c)	12.00	5/15/2029	59,000	54,935
Perrigo Finance Unlimited Co., Gtd. Bonds	4.90	12/15/2044	26,000	18,974
Perrigo Finance Unlimited Co., Gtd. Notes	5.15	6/15/2030	50,000	47,300
Perrigo Finance Unlimited Co., Gtd. Notes	6.13	9/30/2032	66,000	62,698
Prestige Brands, Inc., Gtd. Notes(a)	3.75	4/1/2031	150,000	137,630
Prestige Brands, Inc., Gtd. Notes(a)	6.25	7/15/2034	24,000	24,100
				1,292,770
Diversified Financials — 6.9%
Aretec Group, Inc., Sr. Scd. Notes(a)	10.00	8/15/2030	74,000	78,117
Aretec Group, Inc., Sr. Unscd. Notes(a)	7.50	4/1/2029	46,000	45,927
Atlanticus Holdings Corp., Gtd. Notes(a)	9.75	9/1/2030	49,000	49,508
Avation Group S Pte Ltd., Gtd. Notes(a)	8.50	5/15/2031	36,000	33,782
Azorra Finance Ltd., Gtd. Notes(a)	6.25	2/15/2034	53,000	52,100
Azorra Finance Ltd., Gtd. Notes(a)	7.25	1/15/2031	141,000	145,177
Azorra Finance Ltd., Gtd. Notes(a)	7.75	4/15/2030	141,000	145,934
BlackRock TCP Capital Corp., Sr. Unscd. Notes	6.95	5/30/2029	109,000	107,846
Bread Financial Holdings, Inc., Gtd. Notes(a)	6.75	5/15/2031	59,000	60,164
Bread Financial Holdings, Inc., Sub. Notes(a),(b)	8.38	6/15/2035	41,000	42,376
Burford Capital Global Finance LLC, Gtd. Notes(a),(b)	6.25	4/15/2028	68,000	67,041
Burford Capital Global Finance LLC, Gtd. Notes(a)	6.88	4/15/2030	87,000	82,662
Burford Capital Global Finance LLC, Gtd. Notes(a),(b)	7.50	7/15/2033	68,000	57,360
Burford Capital Global Finance LLC, Gtd. Notes(a)	8.50	1/15/2034	67,000	58,020
Burford Capital Global Finance LLC, Gtd. Notes(a)	9.25	7/1/2031	86,000	84,105
Champions Financing, Inc., Sr. Scd. Notes(a)	8.75	2/15/2029	45,000	44,500
Cobra AcquisitionCo LLC, Gtd. Notes(a)	6.38	11/1/2029	96,000	83,378
Cobra AcquisitionCo LLC, Sr. Unscd. Notes(a)	12.25	11/1/2029	70,000	71,180
Coinbase Global, Inc., Gtd. Notes(a)	3.38	10/1/2028	122,000	115,887
Coinbase Global, Inc., Gtd. Notes(a),(b)	3.63	10/1/2031	86,000	74,420
Compass Group Diversified Holdings LLC, Gtd. Notes(a)	5.25	4/15/2029	144,192	137,528
Compass Group Diversified Holdings LLC, Sr. Unscd. Notes(a),(b)	5.00	1/15/2032	21,012	19,390
Credit Acceptance Corp., Gtd. Notes(a)	6.63	3/15/2030	48,000	48,008
Credit Acceptance Corp., Gtd. Notes(a)	9.25	12/15/2028	80,000	82,895
CrossCountry Intermediate HoldCo LLC, Sr. Unscd. Notes(a)	6.50	10/1/2030	101,000	97,691
CrossCountry Intermediate HoldCo LLC, Sr. Unscd. Notes(a)	6.75	12/1/2032	74,000	70,649
Encore Capital Group, Inc., Sr. Scd. Notes(a)	6.63	4/15/2031	136,000	136,487
Encore Capital Group, Inc., Sr. Scd. Notes(a)	6.63	6/1/2032	83,000	83,113
Encore Capital Group, Inc., Sr. Scd. Notes(a)	8.50	5/15/2030	97,000	102,756
Enova International, Inc., Gtd. Notes(a)	9.13	8/1/2029	60,000	62,746
Enova International, Inc., Gtd. Notes(a)	11.25	12/15/2028	43,000	45,138
EZCORP, Inc., Gtd. Notes(a)	7.38	4/1/2032	55,000	57,587
Figure Technology Solutions, Inc., Gtd. Notes(a)	8.50	7/31/2031	69,000	68,189
First Eagle Holdings, Inc., Sr. Scd. Notes(a)	7.25	8/15/2032	152,000	153,785
Focus Financial Partners LLC, Sr. Scd. Notes(a)	6.75	9/15/2031	51,000	50,690
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	6.88	5/1/2031	114,000	109,784
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a),(b)	7.88	4/1/2033	41,000	39,579
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	8.00	2/1/2032	73,000	72,579
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	8.38	4/1/2032	50,000	50,226
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	9.13	5/15/2031	147,000	150,817
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	9.25	2/1/2029	129,000	133,159

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Diversified Financials — 6.9% (continued)
FS KKR Capital Corp., Sr. Unscd. Notes	3.13	10/12/2028	131,000	123,263
FS KKR Capital Corp., Sr. Unscd. Notes	6.13	1/15/2030	117,000	114,049
FS KKR Capital Corp., Sr. Unscd. Notes(b)	6.13	1/15/2031	55,000	52,963
FS KKR Capital Corp., Sr. Unscd. Notes	6.88	8/15/2029	99,000	99,414
FS KKR Capital Corp., Sr. Unscd. Notes	7.50	8/1/2031	105,000	105,083
FS KKR Capital Corp., Sr. Unscd. Notes	7.88	1/15/2029	57,000	58,594
GGAM Finance Ltd., Gtd. Notes(a)	6.88	4/15/2029	54,000	54,937
GGAM Finance Ltd., Sr. Unscd. Notes(a)	8.00	6/15/2028	71,000	73,516
Global Aircraft Leasing Co. Ltd., Sr. Scd. Notes(a)	8.75	9/1/2027	200,000	203,209
goeasy Ltd., Gtd. Notes(a),(b)	6.88	5/15/2030	18,000	16,269
goeasy Ltd., Gtd. Notes(a)	6.88	2/15/2031	20,000	17,841
goeasy Ltd., Sr. Unscd. Notes(a),(b)	7.38	10/1/2030	18,000	16,442
goeasy Ltd., Sr. Unscd. Notes(a)	7.63	7/1/2029	26,000	24,737
HA Sustainable Infrastructure Capital, Inc., Gtd. Notes	7.13	11/15/2056	63,000	63,490
HA Sustainable Infrastructure Capital, Inc., Gtd. Notes	8.00	6/1/2056	139,000	145,682
Hightower Holding LLC, Gtd. Notes(a)	6.75	4/15/2029	37,000	36,883
Hightower Holding LLC, Sr. Unscd. Notes(a)	9.13	1/31/2030	52,000	54,145
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	4.38	2/1/2029	135,000	117,720
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	9.00	6/15/2030	83,000	79,116
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	9.75	1/15/2029	108,000	107,548
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(a)	10.00	11/15/2029	140,000	140,147
Jane Street Group/JSG Finance, Inc., Sr. Scd. Bonds(a)	6.75	5/1/2033	155,000	158,001
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(a)	6.13	11/1/2032	119,000	118,414
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(a)	7.13	4/30/2031	94,000	97,032
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unscd. Notes(a)	5.00	8/15/2028	136,000	131,621
Jefferson Capital Holdings LLC, Gtd. Notes(a)	8.25	5/15/2030	37,000	38,624
Jefferson Capital Holdings LLC, Gtd. Notes(a)	9.50	2/15/2029	74,000	77,125
LD Holdings Group LLC, Gtd. Notes(a)	6.13	4/1/2028	61,000	48,905
LD Holdings Group LLC, Gtd. Notes(a)	8.75	11/1/2027	25,000	22,525
Navient Corp., Sr. Unscd. Notes	4.88	3/15/2028	40,000	39,126
Navient Corp., Sr. Unscd. Notes(b)	5.50	3/15/2029	60,000	57,574
Navient Corp., Sr. Unscd. Notes	5.63	8/1/2033	45,000	37,174
Navient Corp., Sr. Unscd. Notes(b)	7.88	6/15/2032	39,000	36,582
Navient Corp., Sr. Unscd. Notes	9.38	7/25/2030	39,000	39,571
Navient Corp., Sr. Unscd. Notes	9.38	10/15/2031	39,000	38,954
Navient Corp., Sr. Unscd. Notes	11.50	3/15/2031	45,000	47,512
OneMain Finance Corp., Gtd. Notes	3.88	9/15/2028	67,000	64,747
OneMain Finance Corp., Gtd. Notes	4.00	9/15/2030	99,000	90,835
OneMain Finance Corp., Gtd. Notes	5.38	11/15/2029	78,000	76,211
OneMain Finance Corp., Gtd. Notes	6.13	5/15/2030	100,000	99,301
OneMain Finance Corp., Gtd. Notes	6.50	3/15/2033	90,000	87,879
OneMain Finance Corp., Gtd. Notes	6.63	1/15/2028	84,000	84,852
OneMain Finance Corp., Gtd. Notes	6.63	5/15/2029	98,000	99,329
OneMain Finance Corp., Gtd. Notes	6.75	3/15/2032	67,000	66,793
OneMain Finance Corp., Gtd. Notes	6.75	9/15/2033	109,000	107,323
OneMain Finance Corp., Gtd. Notes	7.13	11/15/2031	87,000	88,185
OneMain Finance Corp., Gtd. Notes	7.13	9/15/2032	93,000	94,046
OneMain Finance Corp., Gtd. Notes	7.50	5/15/2031	88,000	90,208
OneMain Finance Corp., Gtd. Notes	7.88	3/15/2030	78,000	80,811
Osaic Holdings, Inc., Gtd. Notes(a)	8.00	8/1/2033	87,000	88,190
Osaic Holdings, Inc., Sr. Scd. Notes(a)	6.75	8/1/2032	89,000	89,275
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., Sr. Unscd. Notes(a)	7.75	5/15/2031	142,000	140,627
PennyMac Financial Services, Inc., Gtd. Bonds(a)	6.88	5/15/2032	102,000	97,603
PennyMac Financial Services, Inc., Gtd. Notes(a)	4.25	2/15/2029	132,000	124,873
PennyMac Financial Services, Inc., Gtd. Notes(a)	5.75	9/15/2031	63,000	58,477
PennyMac Financial Services, Inc., Gtd. Notes(a)	6.75	2/15/2034	71,000	65,838

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Diversified Financials — 6.9% (continued)
PennyMac Financial Services, Inc., Gtd. Notes(a)	6.88	2/15/2033	100,000	94,906
PennyMac Financial Services, Inc., Gtd. Notes(a)	7.13	11/15/2030	98,000	97,592
PennyMac Financial Services, Inc., Gtd. Notes(a)	7.88	12/15/2029	128,000	131,422
PHH Escrow Issuer LLC/PHH Corp., Gtd. Notes(a)	9.88	11/1/2029	131,000	129,578
Phoenix Aviation Capital Ltd., Sr. Unscd. Notes(a)	9.25	7/15/2030	150,000	155,531
Planet Financial Group LLC, Gtd. Notes(a)	10.50	12/15/2029	101,000	98,512
PRA Group, Inc., Gtd. Notes(a)	5.00	10/1/2029	123,000	116,591
PRA Group, Inc., Gtd. Notes(a)	8.38	2/1/2028	118,000	119,585
PRA Group, Inc., Gtd. Notes(a)	8.88	1/31/2030	139,000	143,184
Prospect Capital Corp., Sr. Unscd. Notes(b)	3.44	10/15/2028	105,000	98,362
Provident Funding Associates LP/PFG Finance Corp., Sr. Unscd. Notes(a)	9.75	9/15/2029	131,000	135,061
RFNA LP, Sr. Unscd. Notes(a)	7.88	2/15/2030	33,000	32,978
Rocket Cos., Inc., Gtd. Notes(a)	6.13	8/1/2030	169,000	170,345
Rocket Cos., Inc., Gtd. Notes(a)	6.13	8/1/2031	100,000	100,452
Rocket Cos., Inc., Gtd. Notes(a)	6.38	8/1/2033	177,000	178,174
Rocket Cos., Inc., Gtd. Notes(a)	6.50	8/1/2029	44,000	44,654
Rocket Cos., Inc., Gtd. Notes(a)	6.50	6/15/2034	66,000	66,639
Rocket Cos., Inc., Gtd. Notes(a)	7.13	2/1/2032	72,000	73,814
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(a)	3.63	3/1/2029	46,000	44,013
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(a)	3.88	3/1/2031	104,000	96,334
SLM Corp., Sr. Unscd. Notes	6.50	5/15/2032	75,000	74,809
Stonebriar ABF Issuer LLC, Sr. Unscd. Notes(a)	7.00	8/15/2031	22,000	22,036
Stonebriar ABF Issuer LLC, Sr. Unscd. Notes(a)	8.13	12/15/2030	170,000	176,985
Stonex Escrow Issuer LLC, Scd. Notes(a)	6.88	7/15/2032	83,000	84,199
StoneX Group, Inc., Scd. Notes(a)	7.88	3/1/2031	135,000	140,607
TrueNoord Capital DAC, Gtd. Notes(a)	8.75	3/1/2030	90,000	93,328
United Wholesale Mortgage LLC, Sr. Unscd. Notes(a)	5.50	4/15/2029	125,000	116,829
UWM Holdings LLC, Gtd. Notes(a)	6.25	3/15/2031	73,000	65,158
UWM Holdings LLC, Gtd. Notes(a)	6.63	2/1/2030	147,000	136,397
Vericast Corp., Scd. Notes(a)	12.50	12/15/2027	11,000	11,095
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds(a)	7.50	6/15/2031	58,000	60,175
WS Escrow LLC, Sr. Scd. Notes(a)	7.75	6/1/2033	181,000	187,207
				11,058,023
Electronic Components — .6%
Coherent Corp., Gtd. Notes(a)	5.00	12/15/2029	95,000	92,955
Energizer Holdings, Inc., Gtd. Notes(a)	4.38	3/31/2029	53,000	51,060
Energizer Holdings, Inc., Gtd. Notes(a)	4.75	6/15/2028	40,000	39,581
EnerSys, Gtd. Notes(a)	4.38	12/15/2027	45,000	44,463
EnerSys, Gtd. Notes(a)	6.63	1/15/2032	70,000	70,912
Ingram Micro, Inc., Sr. Scd. Notes(a)	4.75	5/15/2029	414,000	402,839
Sensata Technologies BV, Gtd. Notes(a)	5.88	9/1/2030	35,000	35,024
TTM Technologies, Inc., Gtd. Notes(a)	4.00	3/1/2029	116,000	111,255
WESCO Distribution, Inc., Gtd. Notes(a)	5.25	4/15/2031	49,000	48,211
WESCO Distribution, Inc., Gtd. Notes(a)	6.38	3/15/2029	73,000	74,075
WESCO Distribution, Inc., Gtd. Notes(a)	6.38	3/15/2033	57,000	57,970
				1,028,345
Energy — 11.7%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(a)	7.50	10/1/2029	124,000	128,706
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.75	1/15/2028	88,000	87,989
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes(a)	6.63	9/1/2032	83,000	84,186
Archrock Services LP/Archrock Partners Finance Corp., Gtd. Notes(a)	6.00	2/1/2034	94,000	92,018
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes(a)	6.63	7/15/2033	55,000	55,233
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes(a)	5.88	6/30/2029	115,000	114,611
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes(a)	6.63	10/15/2032	84,000	84,520
Beusa Investments LLC, Sr. Unscd. Notes(a)	7.00	8/1/2031	100,000	97,729
BKV Upstream Midstream LLC, Gtd. Notes(a)	7.50	10/15/2030	68,000	67,970

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Energy — 11.7% (continued)
Breakwater Energy Holdings Sarl, Sr. Scd. Notes(a)	9.25	11/15/2030	183,000	193,361
Bristow Group, Inc., Sr. Scd. Notes(a)	6.75	2/1/2033	61,000	61,057
Buckeye Partners LP, Sr. Unscd. Notes	4.13	12/1/2027	62,000	60,962
Buckeye Partners LP, Sr. Unscd. Notes(a)	4.50	3/1/2028	63,000	62,232
Buckeye Partners LP, Sr. Unscd. Notes	5.85	11/15/2043	10,000	8,910
Buckeye Partners LP, Sr. Unscd. Notes(a)	6.75	2/1/2030	51,000	52,318
Buckeye Partners LP, Sr. Unscd. Notes	6.75	8/15/2033	30,000	30,723
Buckeye Partners LP, Sr. Unscd. Notes(a)	6.88	7/1/2029	99,000	101,263
California Resources Corp., Gtd. Notes(a)	7.00	1/15/2034	121,000	118,474
California Resources Corp., Gtd. Notes(a)	7.25	1/15/2035	127,000	125,421
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes(a)	9.75	7/15/2028	31,000	31,888
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes(a)	9.75	2/15/2031	55,000	58,825
Caturus Energy LLC, Gtd. Notes(a)	7.13	5/15/2031	76,000	75,497
Caturus Energy LLC, Sr. Unscd. Notes(a)	8.50	2/15/2030	120,000	124,318
CHC Group LLC, Sr. Scd. Notes(a)	11.75	9/1/2030	89,000	76,414
Chord Energy Corp., Gtd. Notes(a)	6.00	10/1/2030	74,000	74,311
Chord Energy Corp., Gtd. Notes(a)	6.75	3/15/2033	177,000	180,058
CNX Midstream Partners LP, Gtd. Notes(a)	4.75	4/15/2030	55,000	52,700
CNX Resources Corp., Gtd. Notes(a)	5.88	3/1/2034	61,000	59,085
CNX Resources Corp., Gtd. Notes(a)	7.25	3/1/2032	139,000	142,851
CNX Resources Corp., Gtd. Notes(a)	7.38	1/15/2031	137,000	140,082
Comstock Resources, Inc., Gtd. Notes(a)	5.88	1/15/2030	250,000	235,485
Comstock Resources, Inc., Gtd. Notes(a)	6.75	3/1/2029	312,000	307,291
Comstock Resources, Inc., Gtd. Notes(a)	6.75	3/1/2029	140,000	137,632
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(a)	5.50	6/15/2031	160,000	155,889
Crescent Energy Finance LLC, Gtd. Notes(a)	7.38	1/15/2033	88,000	88,408
Crescent Energy Finance LLC, Gtd. Notes(a)	7.63	4/1/2032	83,000	83,909
Crescent Energy Finance LLC, Gtd. Notes(a)	7.88	4/15/2032	80,000	81,483
Crescent Energy Finance LLC, Gtd. Notes(a)	8.38	1/15/2034	64,000	66,014
CVR Energy, Inc., Gtd. Bonds(a)	5.75	2/15/2028	38,000	37,895
CVR Energy, Inc., Gtd. Notes(a)	7.50	2/15/2031	92,000	93,186
CVR Energy, Inc., Gtd. Notes(a)	7.88	2/15/2034	64,000	64,999
DBR Land Holdings LLC, Gtd. Notes(a)	6.25	12/1/2030	62,000	62,497
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	6.88	6/1/2034	102,000	102,428
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	7.38	6/30/2033	87,000	89,041
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	8.63	3/15/2029	92,000	95,491
Enerflex, Inc., Sr. Unscd. Notes(a)	6.88	1/15/2031	47,000	47,759
Energy Transfer LP, Jr. Sub. Notes	6.50	2/15/2056	263,000	262,428
Energy Transfer LP, Jr. Sub. Notes	6.75	2/15/2056	110,000	110,211
Energy Transfer LP, Jr. Sub. Notes	7.13	10/1/2054	97,000	98,999
Energy Transfer LP, Jr. Sub. Notes	8.00	5/15/2054	173,000	181,439
EnQuest PLC, Gtd. Notes(a)	9.88	4/30/2031	52,000	53,971
Excelerate Energy LP, Gtd. Bonds(a)	8.00	5/15/2030	95,000	99,701
FORESEA Holding SA, Sr. Scd. Notes(a)	7.50	6/15/2030	105,000	104,228
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.75	3/15/2034	77,000	76,772
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	7.88	5/15/2032	70,000	72,262
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.00	5/15/2033	58,000	60,329
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.25	1/15/2029	58,000	59,773
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.88	4/15/2030	54,000	56,346
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	53,000	53,287
Global Partners LP/GLP Finance Corp., Gtd. Notes(a)	7.13	7/1/2033	67,000	67,921
Global Partners LP/GLP Finance Corp., Gtd. Notes(a)	8.25	1/15/2032	70,000	72,964
Gulfport Energy Operating Corp., Gtd. Notes(a)	6.75	9/1/2029	174,000	176,146
Harvest Midstream I LP, Sr. Unscd. Notes(a)	6.75	5/15/2034	108,000	108,458
Harvest Midstream I LP, Sr. Unscd. Notes(a)	7.50	5/15/2032	61,000	62,510
Helix Energy Solutions Group, Inc., Gtd. Notes(a)	9.75	3/1/2029	83,000	86,985

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Energy — 11.7% (continued)
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	5.75	2/1/2029	74,000	73,840
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.00	4/15/2030	93,000	92,053
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.00	2/1/2031	98,000	95,558
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.25	11/1/2028	72,000	72,273
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.25	4/15/2032	90,000	87,425
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.88	5/15/2034	83,000	81,229
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	7.25	2/15/2035	135,000	134,063
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	8.38	11/1/2033	109,000	114,380
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(a)	6.63	1/15/2034	89,000	89,998
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(a)	6.63	1/15/2035	18,000	18,008
Infinity Natural Resources LLC, Gtd. Notes(a)	7.63	4/1/2031	87,000	86,935
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(a)	8.13	10/15/2029	111,000	115,054
ITT Holdings LLC, Sr. Unscd. Notes(a)	6.50	8/1/2029	208,000	205,754
Kinetik Holdings LP, Sr. Unscd. Notes(a)	6.63	12/15/2028	44,000	44,734
Kodiak Gas Services LLC, Gtd. Notes(a)	5.88	4/1/2031	113,000	111,750
Kodiak Gas Services LLC, Gtd. Notes(a)	6.50	10/1/2033	101,000	100,935
Kodiak Gas Services LLC, Gtd. Notes(a)	6.75	10/1/2035	62,000	62,473
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes(a)	7.13	5/15/2031	48,000	47,296
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes(a)	7.63	8/15/2029	100,000	100,873
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Gtd. Notes(a)	6.63	8/15/2034	41,000	41,059
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Gtd. Notes(a)	6.88	12/1/2032	56,000	56,992
Martin Midstream Partners LP/Martin Midstream Finance Corp., Scd. Notes(a)	11.50	2/15/2028	127,000	129,531
Matador Resources Co., Gtd. Notes(a)	6.00	4/15/2034	101,000	97,636
Matador Resources Co., Gtd. Notes(a)	6.25	4/15/2033	99,000	97,416
Matador Resources Co., Gtd. Notes(a)	6.50	4/15/2032	240,000	239,625
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(a)	8.25	9/1/2031	128,000	128,243
Murphy Oil Corp., Sr. Unscd. Notes	6.50	2/15/2034	56,000	55,401
Nabors Industries, Inc., Gtd. Notes(a)	7.63	11/15/2032	62,000	63,222
Nabors Industries, Inc., Gtd. Notes(a)	8.88	8/15/2031	48,000	49,423
Nabors Industries, Inc., Gtd. Notes(a)	9.13	1/31/2030	64,000	66,982
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Scd. Notes(a)	8.13	2/15/2029	183,000	187,585
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Scd. Notes(a)	8.38	2/15/2032	310,000	322,179
Noble Finance II LLC, Gtd. Notes(a)	6.25	6/15/2034	84,000	81,541
Noble Finance II LLC, Gtd. Notes(a)	8.00	4/15/2030	202,000	208,826
Northern Oil & Gas, Inc., Sr. Unscd. Notes(a)	7.88	10/15/2033	78,000	78,055
Northern Oil & Gas, Inc., Sr. Unscd. Notes(a)	8.75	6/15/2031	63,000	64,895
Northriver Midstream Finance LP, Sr. Scd. Notes(a)	6.75	7/15/2032	76,000	76,493
Oceaneering International, Inc., Sr. Unscd. Notes(a)	6.88	7/15/2034	91,000	93,124
Par Petroleum LLC, Gtd. Notes(a)	7.38	6/1/2034	56,000	57,950
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	7.25	6/1/2034	68,000	69,057
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	7.88	9/15/2030	149,000	154,596
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	9.88	3/15/2030	187,000	200,266
Prairie Acquiror LP, Sr. Scd. Notes(a)	9.00	8/1/2029	77,000	79,483
Precision Drilling Corp., Gtd. Notes(a)	6.88	1/15/2029	169,000	169,771
Puma International Financing SA, Gtd. Notes(a)	7.75	4/25/2029	169,000	172,840
Range Resources Corp., Gtd. Notes(a)	4.75	2/15/2030	126,000	122,703
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	6.88	4/15/2040	29,000	29,160
Saturn Oil & Gas, Inc., Gtd. Notes(a)	8.50	7/30/2031	57,000	57,216
Seadrill Finance Ltd., Gtd. Notes(a)	6.75	7/15/2034	92,000	88,561
SESI LLC, Sr. Scd. Notes(a)	7.88	9/30/2030	176,000	178,050
SM Energy Co., Gtd. Notes(a)	6.63	4/15/2034	73,000	72,570
SM Energy Co., Gtd. Notes(a)	6.75	8/1/2029	83,000	84,197
SM Energy Co., Gtd. Notes(a)	8.38	7/1/2028	48,000	49,031
SM Energy Co., Gtd. Notes(a)	8.63	11/1/2030	109,000	114,436

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Energy — 11.7% (continued)
SM Energy Co., Gtd. Notes(a)	8.75	7/1/2031	150,000	156,881
SM Energy Co., Gtd. Notes(a)	9.63	6/15/2033	119,000	130,896
SM Energy Co., Sr. Unscd. Notes	6.50	7/15/2028	44,000	44,081
SM Energy Co., Sr. Unscd. Notes(a)	7.00	8/1/2032	58,000	58,920
South Bow Canadian Infrastructure Holdings Ltd., Gtd. Notes	7.50	3/1/2055	69,000	72,690
South Bow Canadian Infrastructure Holdings Ltd., Gtd. Notes	7.63	3/1/2055	161,000	167,389
Star Holding LLC, Sr. Scd. Notes(a)	8.75	8/1/2031	61,000	62,343
Summit Midstream Holdings LLC, Sr. Scd. Notes(a)	8.63	10/31/2029	104,000	107,941
Sunoco LP, Gtd. Notes(a)	5.38	7/15/2031	55,000	53,990
Sunoco LP, Gtd. Notes(a)	5.63	3/15/2031	113,000	111,566
Sunoco LP, Gtd. Notes(a)	5.63	7/15/2034	45,000	43,546
Sunoco LP, Gtd. Notes(a)	5.88	3/15/2034	71,000	69,532
Sunoco LP, Gtd. Notes(a)	6.25	7/1/2033	109,000	109,260
Sunoco LP, Gtd. Notes(a)	7.00	5/1/2029	85,000	86,851
Sunoco LP, Gtd. Notes(a)	7.25	5/1/2032	83,000	85,689
Sunoco LP, Sr. Unscd. Notes(a)	4.50	10/1/2029	100,000	97,209
Sunoco LP, Sr. Unscd. Notes(a)	4.63	5/1/2030	92,000	88,682
Sunoco LP, Sr. Unscd. Notes(a)	6.63	8/15/2032	80,000	80,820
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.50	5/15/2029	89,000	86,598
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.50	4/30/2030	63,000	60,805
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.88	3/15/2028	43,000	43,016
Sunoco LP/Sunoco Finance Corp., Gtd. Notes(a)	7.00	9/15/2028	68,000	69,178
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	5.50	1/15/2028	94,000	93,910
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.00	12/31/2030	90,000	89,361
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.00	9/1/2031	57,000	56,177
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.75	3/15/2034	38,556	38,784
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Sr. Unscd. Notes(a)	7.38	2/15/2029	139,000	142,089
Talos Production, Inc., Scd. Notes(a)	8.00	7/15/2034	98,000	99,065
Talos Production, Inc., Scd. Notes(a)	9.38	2/1/2031	48,000	50,583
TerraForm Power Operating LLC, Gtd. Notes(a)	4.75	1/15/2030	174,000	166,567
TerraForm Power Operating LLC, Gtd. Notes(a)	5.00	1/31/2028	166,000	164,351
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(a)	5.50	10/15/2029	74,000	72,505
TGS ASA, Sr. Scd. Bonds(a)	8.50	1/15/2030	111,000	115,951
Tidewater, Inc., Gtd. Notes(a)	9.13	7/15/2030	231,000	246,833
TransMontaigne Partners LLC, Gtd. Notes(a)	8.50	6/15/2030	90,000	91,907
Transocean International Ltd., Gtd. Notes	6.80	3/15/2038	66,000	61,779
Transocean International Ltd., Gtd. Notes	7.50	4/15/2031	43,000	43,064
Transocean International Ltd., Sr. Scd. Notes(a)	8.75	2/15/2030	70,175	72,816
USA Compression Partners LP/USA Compression Finance Corp., Gtd. Notes(a)	6.25	10/1/2033	47,000	46,252
USA Compression Partners LP/USA Compression Finance Corp., Gtd. Notes(a)	7.13	3/15/2029	116,000	118,407
Valaris Ltd., Scd. Notes(a)	8.38	4/30/2030	128,000	132,539
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	3.88	8/15/2029	66,000	62,835
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	4.13	8/15/2031	58,000	53,795
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	6.00	5/1/2036	94,000	93,039
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	6.25	1/15/2030	25,000	25,418
Venture Global LNG, Inc., Sr. Scd. Notes(a)	6.38	12/15/2034	130,000	126,583
Venture Global LNG, Inc., Sr. Scd. Notes(a)	6.63	6/15/2036	116,000	113,706
Venture Global LNG, Inc., Sr. Scd. Notes(a)	7.00	1/15/2030	185,000	187,945
Venture Global LNG, Inc., Sr. Scd. Notes(a)	8.38	6/1/2031	253,000	261,451
Venture Global LNG, Inc., Sr. Scd. Notes(a)	9.50	2/1/2029	368,000	394,450
Venture Global LNG, Inc., Sr. Scd. Notes(a)	9.88	2/1/2032	347,000	369,501
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(a)	6.13	12/15/2030	193,000	196,038
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(a)	6.50	6/15/2034	94,000	97,010
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	6.50	1/15/2034	157,000	162,051
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	6.75	1/15/2036	162,000	169,606
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	7.50	5/1/2033	99,000	107,459

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Energy — 11.7% (continued)
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	7.75	5/1/2035	98,000	108,494
Viridien, Sr. Scd. Notes(a)	10.00	10/15/2030	53,000	55,286
WBI Operating LLC, Gtd. Notes(a)	6.25	10/15/2030	122,000	121,962
WBI Operating LLC, Sr. Unscd. Notes(a)	6.50	10/15/2033	48,000	47,898
Weatherford International Ltd., Gtd. Notes(a)	6.75	10/15/2033	130,000	131,560
Weatherford International Ltd., Gtd. Notes(a)	8.63	4/30/2030	46,000	46,285
Wildfire Intermediate Holdings LLC, Sr. Unscd. Bonds(a)	7.50	10/15/2029	139,000	143,242
				18,697,032
Environmental Control — .6%
Clean Harbors, Inc., Gtd. Notes(a)	5.13	7/15/2029	88,000	86,984
Clean Harbors, Inc., Gtd. Notes(a)	6.38	2/1/2031	127,000	128,399
GFL Environmental Holdings US, Inc., Gtd. Notes(a)	5.50	2/1/2034	63,000	58,278
GFL Environmental Holdings US, Inc., Gtd. Notes(a)	5.63	7/1/2031	78,000	75,745
GFL Environmental, Inc., Gtd. Notes(a)	4.00	8/1/2028	41,000	39,989
GFL Environmental, Inc., Gtd. Notes(a)	4.38	8/15/2029	68,000	65,415
GFL Environmental, Inc., Gtd. Notes(a)	4.75	6/15/2029	91,000	88,682
GFL Environmental, Inc., Gtd. Notes(a)	6.75	1/15/2031	129,000	130,638
Luna 1.5 Sarl, Sr. Unscd. Notes(a),(c)	12.00	7/1/2032	126,586	135,084
Madison IAQ LLC, Sr. Unscd. Notes(a)	5.88	6/30/2029	82,000	82,021
Wrangler Holdco Corp., Gtd. Notes(a)	6.63	4/1/2032	42,000	42,101
				933,336
Food Products — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	3.50	3/15/2029	122,000	114,847
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	4.88	2/15/2030	115,000	109,739
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	5.63	3/31/2032	125,000	118,908
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	5.75	3/31/2034	108,000	100,414
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	6.50	2/15/2028	123,000	123,815
B&G Foods, Inc., Gtd. Notes(a)	11.00	6/15/2031	50,000	44,369
B&G Foods, Inc., Sr. Scd. Notes(a),(b)	8.00	9/15/2028	62,000	60,683
Chobani LLC/Chobani Finance Corp., Inc., Sr. Unscd. Notes(a)	6.38	4/15/2034	90,000	90,297
Chobani LLC/Chobani Finance Corp., Inc., Sr. Unscd. Notes(a)	7.63	7/1/2029	62,000	64,011
Fiesta Purchaser, Inc., Sr. Scd. Notes(a)	7.88	3/1/2031	74,000	73,955
Fiesta Purchaser, Inc., Sr. Unscd. Notes(a)	9.63	9/15/2032	59,000	55,378
Froneri Lux FinCo Sarl, Sr. Scd. Notes(a)	6.00	8/1/2032	55,000	53,666
Industrial F&B Investments III, Inc., Sr. Scd. Notes(a)	7.75	2/11/2033	89,000	90,294
Ingles Markets, Inc., Sr. Unscd. Notes(a)	4.00	6/15/2031	40,000	37,107
J&F Luxembourg Finance Sarl, Gtd. Notes(a)	8.00	4/23/2033	108,000	103,577
J&F Luxembourg Finance Sarl, Gtd. Notes(a)	8.50	12/1/2032	92,000	91,430
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., Sr. Scd. Notes(a)	9.00	2/15/2029	89,000	92,714
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.13	1/31/2030	160,000	152,438
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.38	1/31/2032	81,000	75,929
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.88	5/15/2028	130,000	129,017
Land O’Lakes Capital Trust I, Gtd. Debs.(a)	7.45	3/15/2028	85,000	86,694
Performance Food Group, Inc., Gtd. Notes(a)	4.25	8/1/2029	56,000	54,140
Performance Food Group, Inc., Gtd. Notes(a)	5.63	3/1/2034	234,000	226,952
Performance Food Group, Inc., Gtd. Notes(a)	6.13	9/15/2032	170,000	170,643
Post Holdings, Inc., Gtd. Notes(a)	4.50	9/15/2031	73,000	67,739
Post Holdings, Inc., Gtd. Notes(a)	4.63	4/15/2030	100,000	96,319
Post Holdings, Inc., Gtd. Notes(a)	6.25	10/15/2034	65,000	63,189
Post Holdings, Inc., Gtd. Notes(a)	6.38	3/1/2033	224,000	220,688

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Food Products — 2.1% (continued)
Post Holdings, Inc., Gtd. Notes(a)	6.50	3/15/2036	62,000	60,474
Post Holdings, Inc., Sr. Scd. Notes(a)	6.25	2/15/2032	32,000	32,182
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(a)	4.63	3/1/2029	95,000	91,806
United Natural Foods, Inc., Gtd. Notes(a)	6.75	10/15/2028	43,000	43,021
US Foods, Inc., Gtd. Notes(a)	4.75	2/15/2029	114,000	112,362
US Foods, Inc., Gtd. Notes(a)	6.88	9/15/2028	14,000	14,275
US Foods, Inc., Gtd. Notes(a)	7.25	1/15/2032	17,000	17,567
Viking Baked Goods Acquisition Corp., Sr. Scd. Notes(a)	8.63	11/1/2031	163,000	163,694
				3,304,333
Food Service — .2%
Aramark Services, Inc., Gtd. Notes(a)	5.00	2/1/2028	134,000	133,581
TKC Holdings, Inc., Scd. Notes(a)	12.00	2/15/2031	84,000	88,010
TKC Holdings, Inc., Sr. Scd. Notes(a)	8.50	8/15/2030	153,000	156,501
				378,092
Forest Products & Paper — .1%
Ahlstrom Holding 3 Oy, Sr. Scd. Bonds(a)	4.88	2/4/2028	39,000	38,567
Domtar Corp., Sr. Scd. Notes(a)	6.75	10/1/2028	37,000	26,715
Magnera Corp., Sr. Scd. Notes(a)	4.75	11/15/2029	35,000	32,631
Magnera Corp., Sr. Scd. Notes(a)	7.25	11/15/2031	62,000	60,678
Mercer International, Inc., Sr. Unscd. Notes	5.13	2/1/2029	65,000	38,393
Mercer International, Inc., Sr. Unscd. Notes(a)	12.88	10/1/2028	32,000	14,230
				211,214
Health Care — 7.9%
1261229 BC Ltd., Sr. Scd. Notes(a)	10.00	4/15/2032	704,000	719,597
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.50	7/1/2028	32,000	31,786
Acadia Healthcare Co., Inc., Gtd. Notes(a)	7.38	3/15/2033	23,000	23,750
Accendra Health, Inc., Scd. Notes(a)	9.75	6/15/2033	17,955	11,303
Accendra Health, Inc., Scd. Notes(a)	9.75	6/15/2033	43,250	28,697
Accendra Health, Inc., Sr. Scd. Notes(a)	9.00	6/15/2032	55,000	52,535
Adapthealth LLC, Gtd. Notes(a)	4.63	8/1/2029	56,000	54,095
Adapthealth LLC, Gtd. Notes(a)	5.13	3/1/2030	40,000	38,649
Adapthealth LLC, Gtd. Notes(a)	6.13	8/1/2028	71,000	71,000
Amneal Pharmaceuticals LLC, Sr. Scd. Notes(a)	6.88	8/1/2032	45,000	46,351
Avantor Funding, Inc., Gtd. Notes(a)	3.88	11/1/2029	54,000	51,500
Avantor Funding, Inc., Gtd. Notes(a)	4.63	7/15/2028	101,000	99,620
Bausch + Lomb Corp., Sr. Scd. Notes(a)	8.38	10/1/2028	159,000	163,300
Bausch Health Cos., Inc., Gtd. Notes(a)	5.00	1/30/2028	50,000	45,246
Bausch Health Cos., Inc., Gtd. Notes(a)	5.00	2/15/2029	51,000	39,026
Bausch Health Cos., Inc., Gtd. Notes(a)	5.25	1/30/2030	86,000	58,262
Bausch Health Cos., Inc., Gtd. Notes(a)	5.25	2/15/2031	51,000	31,586
Bausch Health Cos., Inc., Gtd. Notes(a)	6.25	2/15/2029	91,000	71,435
Bausch Health Cos., Inc., Gtd. Notes(a)	7.00	1/15/2028	20,000	18,200
Bausch Health Cos., Inc., Gtd. Notes(a)	7.25	5/30/2029	35,000	27,491
Bausch Health Cos., Inc., Scd. Notes(a)	14.00	10/15/2030	37,000	33,884
Bausch Health Cos., Inc., Sr. Scd. Notes(a)	4.88	6/1/2028	95,000	88,987
Bausch Health Cos., Inc., Sr. Scd. Notes(a)	11.00	9/30/2028	100,000	102,305
BellRing Brands, Inc., Gtd. Notes(a)	7.00	3/15/2030	91,000	89,974
BioMarin Pharmaceutical, Inc., Gtd. Notes(a),(b)	5.50	2/15/2034	136,000	132,627
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	383,000	363,385
Centene Corp., Sr. Unscd. Notes	2.50	3/1/2031	376,000	327,314
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	158,000	136,983
Centene Corp., Sr. Unscd. Notes	3.00	10/15/2030	367,000	330,262
Centene Corp., Sr. Unscd. Notes	3.38	2/15/2030	329,000	304,695
Centene Corp., Sr. Unscd. Notes	4.63	12/15/2029	583,000	564,764
Charles River Laboratories International, Inc., Gtd. Notes(a)	4.25	5/1/2028	40,000	39,255

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Health Care — 7.9% (continued)
Charlotte Buyer, Inc., Sr. Scd. Notes(a)	8.00	6/30/2031	52,000	52,576
CHS/Community Health Systems, Inc., Scd. Notes(a)	6.13	4/1/2030	97,000	81,616
CHS/Community Health Systems, Inc., Scd. Notes(a)	6.88	4/15/2029	118,000	113,749
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	4.75	2/15/2031	28,000	24,944
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	5.25	5/15/2030	70,000	64,759
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	9.75	1/15/2034	157,000	159,056
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	10.88	1/15/2032	185,000	195,144
Concentra Health Services, Inc., Gtd. Notes(a),(b)	6.88	7/15/2032	40,000	41,158
CVS Health Corp., Jr. Sub. Notes	6.75	12/10/2054	95,000	97,688
CVS Health Corp., Jr. Sub. Notes	7.00	3/10/2055	517,000	531,672
DaVita, Inc., Gtd. Notes(a)	3.75	2/15/2031	124,000	114,433
DaVita, Inc., Gtd. Notes(a)	4.63	6/1/2030	255,000	245,713
DaVita, Inc., Gtd. Notes(a)	6.75	7/15/2033	107,000	109,786
DaVita, Inc., Gtd. Notes(a)	6.88	9/1/2032	121,000	124,292
DENTSPLY SIRONA, Inc., Jr. Sub. Notes	8.38	9/12/2055	208,000	207,098
Elanco Animal Health, Inc., Sr. Unscd. Notes	6.40	8/28/2028	46,000	47,049
Emergent BioSolutions, Inc., Gtd. Notes(a)	3.88	8/15/2028	56,000	51,731
Encompass Health Corp., Gtd. Notes	4.50	2/1/2028	60,000	59,354
Encompass Health Corp., Gtd. Notes	4.63	4/1/2031	90,000	86,514
Encompass Health Corp., Gtd. Notes	4.75	2/1/2030	159,000	155,597
Encompass Health Corp., Gtd. Notes(a)	5.88	6/1/2034	118,000	116,830
Endo Finance Holdings LP, Sr. Scd. Notes(a)	8.50	4/15/2031	153,000	161,077
Genmab A/S Genmab Finance LLC, Gtd. Notes(a)	7.25	12/15/2033	108,000	111,422
Genmab A/S Genmab Finance LLC, Sr. Scd. Notes(a)	6.25	12/15/2032	108,000	108,938
Global Medical Response, Inc., Sr. Scd. Notes(a)	7.38	10/1/2032	98,000	100,132
Grifols SA, Gtd. Notes(a)	4.75	10/15/2028	63,000	61,494
HAH Group Holding Co. LLC, Sr. Scd. Notes(a)	9.75	10/1/2031	24,000	21,896
Harrow, Inc., Gtd. Notes(a)	8.63	9/15/2030	104,000	105,472
HealthEquity, Inc., Gtd. Notes(a)	4.50	10/1/2029	104,000	100,882
HLF Financing Sarl LLC/Herbalife International, Inc., Gtd. Notes(a)	4.88	6/1/2029	89,000	82,852
HLF Financing Sarl LLC/Herbalife International, Inc., Sr. Scd. Notes(a)	7.75	5/1/2033	95,000	95,583
Humana, Inc., Jr. Sub. Notes	6.63	9/15/2056	119,000	117,070
Insulet Corp., Sr. Unscd. Notes(a)	6.50	4/1/2033	82,000	82,991
IQVIA, Inc., Gtd. Notes(a)	6.25	6/1/2032	99,000	100,375
IQVIA, Inc., Gtd. Notes(a)	6.50	5/15/2030	56,000	57,086
Jazz Securities DAC, Sr. Scd. Notes(a)	4.38	1/15/2029	31,000	30,354
Kedrion SpA, Sr. Scd. Notes(a)	6.50	9/1/2029	134,000	132,239
LifePoint Health, Inc., Gtd. Notes(a)	5.38	1/15/2029	55,000	52,276
LifePoint Health, Inc., Sr. Scd. Notes(a)	7.00	5/1/2034	191,000	178,309
LifePoint Health, Inc., Sr. Scd. Notes(a)	9.88	8/15/2030	58,000	60,939
LifePoint Health, Inc., Sr. Unscd. Notes(a)	10.00	6/1/2032	64,000	61,467
Medline Borrower LP, Gtd. Notes(a)	5.25	10/1/2029	284,000	281,454
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	3.88	11/15/2030	48,000	44,342
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	3.88	5/15/2032	47,000	42,075
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	4.38	6/15/2028	108,000	105,701
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	6.25	1/15/2033	87,000	86,098
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2031	107,000	107,990
MPH Acquisition Holdings LLC, Sr. Scd. Notes(a),(b)	5.75	12/31/2030	79,425	61,158
MPH Acquisition Holdings LLC, Sr. Scd. Notes(a),(c)	6.75	3/31/2031	3,000	1,804
MPH Acquisition Holdings LLC, Sr. Scd. Notes(a),(c)	11.50	12/31/2030	82,650	77,915
National Mentor Holdings, Inc., Sr. Scd. Notes(a)	10.50	12/15/2030	199,000	209,905
Neogen Food Safety Corp., Gtd. Notes(a)	8.63	7/20/2030	41,000	42,851
Organon & Co./Organon Foreign Debt Co-Issuer BV, Gtd. Notes(a)	7.88	5/15/2034	41,000	43,780
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(a)	4.13	4/30/2028	225,000	221,676
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(a)	6.75	5/15/2034	67,000	69,937
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unscd. Notes(a)	5.13	4/30/2031	116,000	114,889

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Health Care — 7.9% (continued)
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc., Sr. Scd. Notes(a)	8.75	4/17/2032	77,000	70,677
Pediatrix Medical Group, Inc., Gtd. Notes(a)	5.38	2/15/2030	127,000	124,129
Prime Healthcare Services, Inc., Sr. Scd. Notes(a)	9.38	9/1/2029	214,000	223,161
Radiology Partners, Inc., Scd. Notes(a),(c)	9.78	2/15/2030	95,648	95,423
Radiology Partners, Inc., Sr. Scd. Notes(a)	8.50	7/15/2032	107,000	112,441
Select Medical Corp., Gtd. Notes(a),(b)	6.25	12/1/2032	112,000	107,501
Sotera Health Holdings LLC, Sr. Scd. Notes(a)	7.38	6/1/2031	112,000	116,099
Star Parent, Inc., Sr. Scd. Notes(a)	9.00	10/1/2030	84,000	88,294
Surgery Center Holdings, Inc., Gtd. Notes(a)	7.25	4/15/2032	90,000	90,235
Team Health Holdings, Inc., Sr. Scd. Notes(a)	8.38	6/30/2028	71,000	70,957
Team Health Holdings, Inc., Sr. Scd. Notes(a),(c)	13.50	6/30/2028	115,000	117,413
TEAM Services Holding, Inc., Sr. Scd. Notes(a),(b)	9.00	2/15/2033	50,000	50,713
Teleflex, Inc., Gtd. Notes(a)	4.25	6/1/2028	59,000	57,857
Teleflex, Inc., Gtd. Notes(a)	5.88	1/15/2032	127,000	126,173
Tenet Healthcare Corp., Gtd. Notes	6.13	10/1/2028	174,000	174,132
Tenet Healthcare Corp., Sr. Scd. Notes	4.25	6/1/2029	109,000	105,696
Tenet Healthcare Corp., Sr. Scd. Notes	4.38	1/15/2030	133,000	128,251
Tenet Healthcare Corp., Sr. Scd. Notes	4.63	6/15/2028	43,000	42,593
Tenet Healthcare Corp., Sr. Scd. Notes	5.13	11/1/2027	150,000	149,911
Tenet Healthcare Corp., Sr. Scd. Notes(a)	5.50	11/15/2032	113,000	111,299
Tenet Healthcare Corp., Sr. Scd. Notes	6.13	6/15/2030	159,000	160,226
Tenet Healthcare Corp., Sr. Scd. Notes	6.75	5/15/2031	97,000	98,973
Tenet Healthcare Corp., Sr. Unscd. Notes(a)	6.00	11/15/2033	52,000	52,195
US Acute Care Solutions LLC, Sr. Scd. Notes(a)	9.75	5/15/2029	27,000	25,169
				12,712,570
Industrial — 2.0%
Amsted Industries, Inc., Sr. Unscd. Bonds(a)	6.38	3/15/2033	62,000	62,440
Amsted Industries, Inc., Sr. Unscd. Notes(a)	4.63	5/15/2030	42,000	40,540
Artera Services LLC, Sr. Scd. Notes(a),(b)	8.50	2/15/2031	45,000	40,995
ASG Finance DAC, Gtd. Notes(a)	9.75	5/15/2029	20,000	17,521
ATS Corp., Gtd. Notes(a)	4.13	12/15/2028	37,000	36,007
Avient Corp., Sr. Unscd. Notes(a)	6.25	11/1/2031	58,000	58,469
Avient Corp., Sr. Unscd. Notes(a)	7.13	8/1/2030	78,000	79,228
Axon Enterprise, Inc., Sr. Unscd. Notes(a)	6.13	3/15/2030	140,000	141,850
Axon Enterprise, Inc., Sr. Unscd. Notes(a)	6.25	3/15/2033	63,000	63,921
Brand Industrial Services, Inc., Sr. Scd. Notes(a)	10.38	8/1/2030	108,000	93,437
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Scd. Notes(a)	7.50	2/1/2032	39,000	39,999
BWX Technologies, Inc., Gtd. Notes(a)	4.13	6/30/2028	48,000	46,800
BWX Technologies, Inc., Gtd. Notes(a)	4.13	4/15/2029	51,000	48,967
Calderys Financing II LLC, Sr. Unscd. Notes(a),(c)	11.75	6/1/2028	50,000	51,027
Calderys Financing LLC, Sr. Scd. Notes(a)	11.25	6/1/2028	52,000	53,835
Clue Opco LLC, Sr. Scd. Notes(a),(b)	9.50	10/15/2031	50,000	49,099
Columbus McKinnon Corp., Sr. Scd. Notes(a)	7.13	2/1/2033	71,000	71,583
Dycom Industries, Inc., Gtd. Notes(a)	4.50	4/15/2029	89,000	86,441
Enpro, Inc., Gtd. Notes(a)	6.13	6/1/2033	58,000	58,194
Esab Corp., Gtd. Notes(a)	5.63	4/1/2031	61,000	60,339
FTAI Aviation Investors LLC, Gtd. Notes(a)	5.50	5/1/2028	194,000	193,522
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.00	5/1/2031	69,000	70,978
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.88	12/1/2030	57,000	59,337
Global Infrastructure Solutions, Inc., Gtd. Notes(a)	5.63	6/1/2029	39,000	38,941
Global Infrastructure Solutions, Inc., Sr. Unscd. Notes(a)	6.38	7/15/2034	41,000	41,301
GrafTech Finance, Inc., Scd. Notes(a)	4.63	12/23/2029	53,000	31,971
GrafTech Global Enterprises, Inc., Scd. Notes(a)	9.88	12/23/2029	51,000	35,873
Granite Construction, Inc., Gtd. Notes(a)	6.38	6/15/2034	162,000	162,096
HNI Corp., Sr. Scd. Notes(a)	5.13	1/18/2029	72,000	70,989
LSB Industries, Inc., Sr. Scd. Notes(a)	6.25	10/15/2028	57,000	56,849

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Industrial — 2.0% (continued)
Lsf12 Helix Parent LLC, Sr. Scd. Notes(a),(b)	7.13	2/1/2033	64,000	62,826
Maxam Prill Sarl, Sr. Scd. Bonds(a)	7.75	7/15/2030	151,000	154,968
Maxim Crane Works Holdings Capital LLC, Scd. Notes(a)	11.50	9/1/2028	48,000	49,800
Railworks Holdings LP/Railworks Rally, Inc., Scd. Notes(a)	8.25	11/15/2028	133,000	133,087
Solaris Energy Infrastructure LLC, Gtd. Notes(a)	6.38	5/15/2031	128,000	125,714
Stena International SA, Sr. Scd. Notes(a)	7.25	1/15/2031	151,000	153,963
Stena International SA, Sr. Scd. Notes(a)	7.63	2/15/2031	117,000	120,630
Terex Corp., Gtd. Notes(a)	5.00	5/15/2029	43,000	42,460
Terex Corp., Gtd. Notes(a)	6.25	10/15/2032	52,000	52,222
Trinity Industries, Inc., Gtd. Notes(a)	7.75	7/15/2028	41,000	41,838
Weekley Homes LLC/Weekley Finance Corp., Sr. Unscd. Notes(a)	4.88	9/15/2028	132,000	129,929
Weekley Homes LLC/Weekley Finance Corp., Sr. Unscd. Notes(a)	6.75	1/15/2034	71,000	71,091
Xerox Corp., Scd. Notes(a)	13.50	4/15/2031	32,000	23,006
Xerox Corp., Sr. Scd. Notes(a)	10.25	10/15/2030	34,000	30,674
Xerox Corp., Sr. Unscd. Notes	4.80	3/1/2035	28,000	10,009
Xerox Corp., Sr. Unscd. Notes	6.75	12/15/2039	30,000	10,354
Xerox Holdings Corp., Gtd. Notes(a)	5.50	8/15/2028	74,000	44,039
Xerox Holdings Corp., Gtd. Notes(a)	8.88	11/30/2029	60,000	27,249
				3,246,408
Information Technology — 3.4%
AthenaHealth Group, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2030	315,000	304,306
Capstone Borrower, Inc., Sr. Scd. Notes(a)	8.00	6/15/2030	23,000	22,368
Castle US Holding Corp., Scd. Notes(a)	10.00	6/30/2031	13,000	2,566
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Sr. Scd. Notes(a)	8.00	6/15/2029	20,000	10,535
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes(a)	7.25	6/15/2029	54,000	27,961
Cloud Software Group, Inc., Scd. Notes(a)	9.00	9/30/2029	580,000	568,608
Cloud Software Group, Inc., Sr. Scd. Notes(a)	6.50	3/31/2029	576,000	563,388
Cloud Software Group, Inc., Sr. Scd. Notes(a)	6.63	8/15/2033	95,000	82,951
Cloud Software Group, Inc., Sr. Scd. Notes(a)	8.25	6/30/2032	204,000	193,092
Consensus Cloud Solutions, Inc., Gtd. Notes(a)	6.50	10/15/2028	63,000	62,868
CoreWeave, Inc., Gtd. Notes(a),(b)	9.00	2/1/2031	101,000	91,360
CoreWeave, Inc., Gtd. Notes(a),(b)	9.25	6/1/2030	166,000	155,734
CoreWeave, Inc., Gtd. Notes(a)	9.63	7/15/2032	126,000	112,943
CoreWeave, Inc., Gtd. Notes(a)	9.75	10/1/2031	288,000	261,433
Dye & Durham Ltd., Sr. Scd. Notes(a)	8.63	4/15/2029	30,000	18,080
Elastic NV, Sr. Unscd. Notes(a)	4.13	7/15/2029	61,000	58,125
Ellucian Holdings, Inc., Sr. Scd. Notes(a)	6.50	12/1/2029	54,000	52,009
Fair Isaac Corp., Gtd. Notes(a)	6.25	9/15/2034	226,000	218,124
Fair Isaac Corp., Sr. Unscd. Notes(a)	4.00	6/15/2028	28,000	27,162
Fair Isaac Corp., Sr. Unscd. Notes(a)	6.00	5/15/2033	261,000	252,675
OAK-Eagle Acquireco, Inc., Sr. Scd. Notes(a)	7.25	7/1/2033	591,000	612,751
OAK-Eagle Acquireco, Inc., Sr. Unscd. Notes(a)	8.75	7/1/2034	550,000	578,863
Open Text Corp., Gtd. Notes(a)	3.88	2/15/2028	107,000	104,374
Open Text Corp., Gtd. Notes(a)	3.88	12/1/2029	187,000	172,334
Open Text Holdings, Inc., Gtd. Notes(a)	4.13	2/15/2030	210,000	193,834
Open Text Holdings, Inc., Gtd. Notes(a),(b)	4.13	12/1/2031	74,000	65,293
Pagaya US Holdings Co. LLC, Gtd. Notes(a),(b)	8.88	8/1/2030	35,000	31,219
PTC, Inc., Gtd. Notes(a)	4.00	2/15/2028	104,000	101,661
Rackspace Finance LLC, Sr. Scd. Notes(a)	3.50	5/15/2028	36,635	32,436
RingCentral, Inc., Sr. Unscd. Notes(a)	8.50	8/15/2030	21,000	21,918
Rocket Software, Inc., Sr. Scd. Notes(a)	9.00	11/28/2028	104,000	102,928
Rocket Software, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2029	48,000	44,219
Twilio, Inc., Gtd. Notes	3.63	3/15/2029	41,000	39,358
UKG, Inc., Sr. Scd. Notes(a)	6.88	2/1/2031	159,000	155,770
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Gtd. Notes(a),(b)	3.88	2/1/2029	37,000	30,778
				5,374,024

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Insurance — 2.7%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Bonds(a)	6.75	7/1/2032	20,000	18,397
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(a)	4.25	2/15/2029	72,000	67,049
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(a)	7.50	11/6/2030	88,000	85,153
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	6.00	8/1/2029	62,000	55,988
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	8.25	2/1/2029	112,000	107,372
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	8.50	6/15/2029	61,000	58,195
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	4.25	10/15/2027	33,000	32,620
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	6.50	10/1/2031	103,000	102,973
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	6.75	4/15/2028	87,000	87,466
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	7.00	1/15/2031	121,000	122,851
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(a)	5.88	11/1/2029	51,000	50,266
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(a)	7.38	10/1/2032	55,000	55,328
American National Group, Inc., Jr. Sub. Notes	7.00	12/1/2055	56,000	53,866
AmWINS Group, Inc., Sr. Scd. Notes(a)	6.38	2/15/2029	14,000	14,075
AmWINS Group, Inc., Sr. Unscd. Notes(a)	4.88	6/30/2029	89,000	85,719
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., Sr. Unscd. Notes(a)	7.50	7/15/2033	55,000	53,714
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Sr. Unscd. Notes(a)	7.88	11/1/2029	139,000	140,845
Ardonagh Finco Ltd., Sr. Scd. Notes(a)	7.75	2/15/2031	189,000	191,802
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(a)	8.88	2/15/2032	127,000	126,461
Asurion LLC/Asurion Co-Issuer, Inc., Scd. Notes(a)	8.38	2/1/2034	413,000	376,382
Asurion LLC/Asurion Co-Issuer, Inc., Sr. Scd. Notes(a)	8.00	12/31/2032	463,000	468,172
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Sr. Scd. Notes(a)	7.13	5/15/2031	54,000	54,491
Broadstreet Partners Group LLC, Sr. Unscd. Notes(a)	5.88	4/15/2029	97,000	94,905
CRC Insurance Group LLC, Sr. Scd. Notes(a)	7.13	6/1/2031	284,000	283,615
Genworth Holdings, Inc., Gtd. Notes	6.50	6/15/2034	20,000	19,997
Global Atlantic Fin Co., Gtd. Notes(a)	7.25	3/1/2056	149,000	142,755
Global Atlantic Fin Co., Gtd. Notes(a)	7.95	10/15/2054	139,000	138,762
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(a)	7.25	2/15/2031	18,000	17,833
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(a)	8.13	2/15/2032	148,000	137,617
HUB International Ltd., Sr. Scd. Notes(a)	7.25	6/15/2030	300,000	309,116
HUB International Ltd., Sr. Unscd. Notes(a)	5.63	12/1/2029	69,000	68,934
HUB International Ltd., Sr. Unscd. Notes(a)	7.38	1/31/2032	228,000	233,119
Jones Deslauriers Insurance Management, Inc., Sr. Scd. Notes(a)	8.50	3/15/2030	74,000	76,487
Jones Deslauriers Insurance Management, Inc., Sr. Unscd. Notes(a)	6.88	10/1/2033	32,000	30,195
Ryan Specialty LLC, Sr. Scd. Notes(a)	4.38	2/1/2030	32,000	30,947
Ryan Specialty LLC, Sr. Scd. Notes(a)	5.88	8/1/2032	122,000	120,337
The Nassau Companies of New York, Sr. Unscd. Notes(a)	7.88	7/15/2030	44,000	41,401
USI, Inc., Sr. Unscd. Notes(a)	7.50	1/15/2032	78,000	79,724
Wilton RE Ltd., Sub. Notes(a),(d)	6.00	10/22/2030	97,000	90,728
				4,325,657
Internet Software & Services — 2.1%
Angi Group LLC, Gtd. Notes(a),(b)	3.88	8/15/2028	28,000	23,748
AP Core Holdings II LLC, Sr. Scd. Notes(a)	11.00	5/15/2031	180,000	187,824
Arches Buyer, Inc., Sr. Scd. Notes(a)	4.25	6/1/2028	73,000	70,727
Arches Buyer, Inc., Sr. Unscd. Notes(a)	6.13	12/1/2028	37,000	36,259
Cars.com, Inc., Gtd. Notes(a)	6.38	11/1/2028	93,000	92,504
Cogent Communications Group LLC/Cogent Finance, Inc., Sr. Scd. Bonds(a),(b)	6.50	7/1/2032	20,000	17,807
Gen Digital, Inc., Gtd. Notes(a)	6.25	4/1/2033	101,000	99,435
Gen Digital, Inc., Gtd. Notes(a)	6.75	9/30/2027	131,000	131,203
Gen Digital, Inc., Gtd. Notes(a)	7.13	9/30/2030	65,000	65,985
Getty Images, Inc., Gtd. Notes(a)	14.00	3/1/2028	29,000	19,394

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Internet Software & Services — 2.1% (continued)
Getty Images, Inc., Sr. Scd. Bonds(a)	11.25	2/21/2030	14,741	11,532
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes(a)	3.50	3/1/2029	87,000	81,718
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes(a)	5.25	12/1/2027	103,000	102,897
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	4.63	5/1/2028	105,000	98,009
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	5.00	5/1/2028	108,000	101,513
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	5.75	5/15/2028	83,000	78,667
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	8.75	5/1/2029	160,000	149,178
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	9.00	8/1/2029	132,000	123,159
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	9.50	5/30/2029	130,000	123,181
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	3.63	10/1/2031	124,000	110,645
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	4.13	8/1/2030	117,000	109,473
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	4.63	6/1/2028	63,000	62,039
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	5.00	12/15/2027	74,000	73,890
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	5.63	2/15/2029	42,000	41,872
Match Group Holdings II LLC, Sr. Unscd. Notes(a),(b)	6.13	9/15/2033	168,000	163,606
Newfold Digital Holdings Group, Inc., Scd. Notes(a)	11.75	4/30/2029	44,300	25,250
Newfold Digital Holdings Group, Inc., Sr. Scd. Notes(a)	11.75	4/30/2029	29,750	25,562
Photo Holdings LLC, Sr. Scd. Notes(a)	12.00	7/1/2031	140,000	144,307
Rakuten Group, Inc., Sr. Unscd. Notes(a)	9.75	4/15/2029	198,000	214,919
Rakuten Group, Inc., Sub. Bonds(a),(d)	6.25	4/22/2031	157,000	148,686
Rakuten Group, Inc., Sub. Bonds(a),(d)	8.13	12/15/2029	157,000	160,431
Snap, Inc., Gtd. Notes(a)	6.88	3/1/2033	123,000	120,215
Snap, Inc., Gtd. Notes(a)	6.88	3/15/2034	60,000	58,189
Wayfair LLC, Sr. Scd. Notes(a)	6.75	11/15/2032	62,000	63,300
Wayfair LLC, Sr. Scd. Notes(a)	7.13	5/31/2034	47,000	48,285
Wayfair LLC, Sr. Scd. Notes(a)	7.25	10/31/2029	134,000	138,001
Wayfair LLC, Sr. Scd. Notes(a)	7.75	9/15/2030	99,000	103,715
ZipRecruiter, Inc., Sr. Unscd. Notes(a)	5.00	1/15/2030	24,000	18,574
				3,445,699
Materials — 2.0%
Advanced Drainage Systems, Inc., Gtd. Notes(a)	5.38	3/1/2034	74,000	71,765
Advanced Drainage Systems, Inc., Gtd. Notes(a)	6.38	6/15/2030	142,000	143,172
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes(a)	8.63	6/15/2029	109,000	113,628
Ardagh Group SA, Scd. Bonds(a),(c)	11.00	12/1/2030	134,000	124,083
Ardagh Group SA, Sr. Scd. Notes(a)	9.50	12/1/2030	199,000	210,879
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(a)	3.25	9/1/2028	71,000	68,256
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unscd. Notes(a)	4.00	9/1/2029	132,000	125,419
Ball Corp., Gtd. Notes	6.00	6/15/2029	98,000	99,251
Canpack Group, Inc./CANPACK SA, Gtd. Bonds(a)	6.00	5/15/2031	62,000	61,688
Cascades, Inc./Cascades USA, Inc., Gtd. Notes(a)	5.38	1/15/2028	103,000	102,623
Cascades, Inc./Cascades USA, Inc., Sr. Unscd. Notes(a)	6.75	7/15/2030	39,000	39,641
Clearwater Paper Corp., Gtd. Notes(a)	4.75	8/15/2028	35,000	31,139
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(a)	8.75	4/15/2030	56,000	53,535
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.63	4/15/2029	66,000	65,606
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.75	4/15/2032	82,000	78,116
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.88	1/15/2030	58,000	57,518
Conuma Resources Ltd., Sr. Scd. Notes(a)	13.13	5/1/2028	21,000	20,337
Coronado Finance Pty Ltd., Sr. Scd. Notes(a)	9.25	10/1/2029	45,000	37,801
Crown Americas LLC, Gtd. Notes	5.88	6/1/2033	50,000	49,887
Iris Holdings, Inc., Sr. Unscd. Notes(a)	10.00	12/15/2028	30,000	25,091
Mauser Packaging Solutions Holding Co., Scd. Notes(a)	9.25	4/15/2030	171,000	169,447
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes(a)	7.88	4/15/2030	365,000	372,285
Multi-Color Corp., Sr. Scd. Notes(a),(c)	8.50	5/11/2033	135,000	117,329

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Materials — 2.0% (continued)
Owens-Brockway Glass Container, Inc., Gtd. Notes(a)	7.38	6/1/2032	11,000	10,135
Owens-Brockway Glass Container, Inc., Gtd. Notes(a),(b)	9.50	6/1/2033	20,000	19,675
Sealed Air Corp., Sr. Scd. Notes(a)	6.88	7/15/2033	69,000	67,432
Silgan Holdings, Inc., Gtd. Notes	4.13	2/1/2028	38,000	37,470
SunCoke Energy, Inc., Sr. Scd. Notes(a)	4.88	6/30/2029	119,000	113,598
Sword Purchaser LLC, Sr. Scd. Notes(a)	8.25	4/15/2033	213,000	217,868
Sword Purchaser LLC, Sr. Unscd. Notes(a)	10.50	4/15/2034	56,000	58,004
TMS International Corp., Sr. Unscd. Notes(a)	6.25	4/15/2029	46,000	46,008
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, Sr. Scd. Notes(a)	9.50	5/15/2030	32,000	28,911
Trident TPI Holdings, Inc., Gtd. Notes(a)	12.75	12/31/2028	77,000	75,493
TriMas Corp., Gtd. Notes(a)	4.13	4/15/2029	97,000	92,831
Trivium Packaging Finance BV, Scd. Bonds(a)	12.25	1/15/2031	77,000	85,097
Trivium Packaging Finance BV, Sr. Scd. Bonds(a)	8.25	7/15/2030	42,000	44,344
				3,135,362
Media — 7.5%
AMC Global Media, Inc., Sr. Scd. Notes(a)	10.50	7/15/2032	38,000	39,154
Beasley Mezzanine Holdings LLC, Scd. Notes(a),(c)	10.00	12/31/2027	10,700	6,529
Belo Corp., Gtd. Debs.	7.25	9/15/2027	67,000	68,543
Block Communications, Inc., Sr. Scd. Notes(a)	10.25	3/1/2031	42,000	36,516
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.38	6/1/2029	109,000	105,993
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.25	2/1/2031	209,000	185,035
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a),(b)	4.25	1/15/2034	150,000	122,704
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.50	8/15/2030	204,000	186,259
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032	207,000	178,543
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a),(b)	4.50	6/1/2033	129,000	109,722
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.75	3/1/2030	206,000	192,497
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a),(b)	4.75	2/1/2032	90,000	78,643
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	5.00	2/1/2028	177,000	175,036
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	6.38	9/1/2029	111,000	110,321
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	7.00	2/1/2033	129,000	123,587
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a),(b)	7.38	3/1/2031	78,000	77,644
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a),(b)	7.38	2/1/2036	93,000	88,561
CSC Holdings LLC, Gtd. Notes(a)	3.38	2/15/2031	80,000	44,855
CSC Holdings LLC, Gtd. Notes(a)	4.13	12/1/2030	90,000	50,584
CSC Holdings LLC, Gtd. Notes(a)	4.50	11/15/2031	120,000	68,042
CSC Holdings LLC, Gtd. Notes(a)	5.38	2/1/2028	102,000	59,074
CSC Holdings LLC, Gtd. Notes(a)	6.50	2/1/2029	140,000	79,514
CSC Holdings LLC, Gtd. Notes(a)	11.25	5/15/2028	75,000	43,614
CSC Holdings LLC, Gtd. Notes(a)	11.75	1/31/2029	159,000	91,058
CSC Holdings LLC, Sr. Unscd. Notes(a)	4.63	12/1/2030	177,000	37,373
CSC Holdings LLC, Sr. Unscd. Notes(a)	5.00	11/15/2031	55,000	11,763
CSC Holdings LLC, Sr. Unscd. Notes(a)	5.75	1/15/2030	181,000	38,948
CSC Holdings LLC, Sr. Unscd. Notes(a)	7.50	4/1/2028	83,000	19,110
Directv Financing LLC, Sr. Scd. Notes(a)	8.88	2/1/2030	173,000	176,071
Directv Financing LLC, Sr. Scd. Notes(a)	8.88	2/1/2030	253,000	257,916
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(a)	5.88	8/15/2027	39,000	38,960
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(a)	9.25	6/1/2032	216,000	221,089
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(a)	10.00	2/15/2031	432,000	451,412
Discovery Communications LLC, Gtd. Notes	3.63	5/15/2030	99,000	91,401
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	129,000	126,754
Discovery Communications LLC, Gtd. Notes	4.13	5/15/2029	79,000	77,730
Discovery Communications LLC, Gtd. Notes	5.00	9/20/2037	88,000	65,529
Discovery Communications LLC, Gtd. Notes	5.30	5/15/2049	31,000	19,327
Discovery Communications LLC, Gtd. Notes	6.35	6/1/2040	25,000	17,467
Discovery Communications LLC, Gtd. Notes	6.35	6/1/2040	60,000	48,806

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Media — 7.5% (continued)
Discovery Global Holdings, Inc., Gtd. Notes	4.05	3/15/2029	151,000	148,218
Discovery Global Holdings, Inc., Gtd. Notes	4.28	3/15/2032	61,000	48,380
Discovery Global Holdings, Inc., Gtd. Notes	4.28	3/15/2032	345,000	306,091
Discovery Global Holdings, Inc., Gtd. Notes	5.05	3/15/2042	545,000	380,398
Discovery Global Holdings, Inc., Gtd. Notes	5.14	3/15/2052	120,000	76,761
Dotdash Meredith, Inc., Sr. Scd. Bonds(a)	7.63	6/15/2032	24,000	22,592
EchoStar Corp., Sr. Scd. Notes(c)	6.75	11/30/2030	175,000	177,468
EchoStar Corp., Sr. Scd. Notes	10.75	11/30/2029	372,131	402,476
Gray Media, Inc., Gtd. Notes(a)	4.75	10/15/2030	67,000	51,921
Gray Media, Inc., Gtd. Notes(a)	5.38	11/15/2031	99,000	73,246
Gray Media, Inc., Scd. Notes(a)	9.63	7/15/2032	89,000	89,914
Gray Media, Inc., Sr. Scd. Notes(a)	7.25	8/15/2033	67,000	66,232
Gray Media, Inc., Sr. Scd. Notes(a)	10.50	7/15/2029	76,000	80,160
iHeartCommunications, Inc., Scd. Notes(a)	10.88	5/1/2030	81,000	62,140
iHeartCommunications, Inc., Sr. Scd. Notes(a)	4.75	1/15/2028	39,000	36,725
iHeartCommunications, Inc., Sr. Scd. Notes(a)	7.00	1/15/2031	25,000	21,000
iHeartCommunications, Inc., Sr. Scd. Notes(a)	7.75	8/15/2030	83,880	73,549
iHeartCommunications, Inc., Sr. Scd. Notes(a)	9.13	5/1/2029	91,000	84,473
LCPR Senior Secured Financing DAC, Sr. Scd. Notes(a)	5.13	7/15/2029	98,000	54,941
LCPR Senior Secured Financing DAC, Sr. Scd. Notes(a)	6.75	10/15/2027	132,000	74,884
McGraw-Hill Education, Inc., Sr. Scd. Notes(a)	5.75	8/1/2028	94,000	93,247
McGraw-Hill Education, Inc., Sr. Scd. Notes(a)	7.38	9/1/2031	77,000	78,005
McGraw-Hill Education, Inc., Sr. Unscd. Notes(a)	8.00	8/1/2029	98,000	97,271
Midcontinent Communications, Sr. Unscd. Bonds(a)	8.00	8/15/2032	23,000	19,538
Nexstar Media, Inc., Gtd. Notes(a)	4.75	11/1/2028	127,000	124,655
Nexstar Media, Inc., Gtd. Notes(a)	7.25	4/15/2034	351,000	351,897
Nexstar Media, Inc., Sr. Scd. Notes(a)	6.50	9/15/2033	360,000	358,314
Paramount Global, Gtd. Debs.	5.25	4/1/2044	44,000	28,402
Paramount Global, Gtd. Debs.	5.50	5/15/2033	34,000	29,666
Paramount Global, Gtd. Debs.	5.85	9/1/2043	181,000	128,146
Paramount Global, Gtd. Debs.	7.88	7/30/2030	107,000	111,293
Paramount Global, Gtd. Notes	4.20	5/19/2032	134,000	113,755
Paramount Global, Gtd. Notes	4.38	3/15/2043	209,000	127,536
Paramount Global, Gtd. Notes	4.60	1/15/2045	54,000	32,522
Paramount Global, Gtd. Notes	4.85	7/1/2042	52,000	33,584
Paramount Global, Gtd. Notes	4.90	8/15/2044	56,000	34,858
Paramount Global, Gtd. Notes	4.95	1/15/2031	172,000	157,577
Paramount Global, Gtd. Notes	4.95	5/19/2050	142,000	85,750
Paramount Global, Gtd. Notes	5.90	10/15/2040	48,000	35,011
Paramount Global, Gtd. Notes(b)	6.88	4/30/2036	128,000	116,821
Scripps Escrow II, Inc., Sr. Scd. Notes(a)	3.88	1/15/2029	51,000	46,575
Scripps Escrow II, Inc., Sr. Unscd. Notes(a)	5.38	1/15/2031	48,000	28,145
Sinclair Television Group, Inc., Gtd. Notes(a)	5.50	3/1/2030	59,000	51,031
Sinclair Television Group, Inc., Scd. Notes(a)	9.75	2/15/2033	42,000	46,777
Sinclair Television Group, Inc., Sr. Scd. Bonds(a)	8.13	2/15/2033	187,000	192,712
Sinclair Television Group, Inc., Sr. Scd. Notes(a)	4.38	12/31/2032	44,000	33,192
Sirius XM Radio LLC, Gtd. Notes(a)	3.88	9/1/2031	125,000	112,848
Sirius XM Radio LLC, Gtd. Notes(a)	4.00	7/15/2028	150,000	145,924
Sirius XM Radio LLC, Gtd. Notes(a)	4.13	7/1/2030	136,000	127,181
Sirius XM Radio LLC, Gtd. Notes(a)	5.00	8/1/2027	94,000	93,866
Sirius XM Radio LLC, Gtd. Notes(a)	5.50	7/1/2029	94,000	93,677
Sirius XM Radio LLC, Gtd. Notes(a)	5.88	4/15/2032	129,000	126,618
Sunrise FinCo I BV, Sr. Scd. Notes(a)	4.88	7/15/2031	126,000	118,237
Telenet Finance Luxembourg Notes Sarl, Sr. Scd. Notes(a)	5.50	3/1/2028	200,000	197,536
The EW Scripps Company, Scd. Notes(a)	9.88	8/15/2030	101,000	88,141
Univision Communications, Inc., Sr. Scd. Notes(a)	4.50	5/1/2029	105,000	99,556

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Media — 7.5% (continued)
Univision Communications, Inc., Sr. Scd. Notes(a)	7.38	6/30/2030	131,000	130,385
Univision Communications, Inc., Sr. Scd. Notes(a)	8.50	7/31/2031	199,000	198,623
Univision Communications, Inc., Sr. Scd. Notes(a)	8.88	4/15/2033	213,000	206,261
Univision Communications, Inc., Sr. Scd. Notes(a)	9.38	8/1/2032	200,000	200,128
Urban One, Inc., Scd. Notes(a)	7.63	4/1/2031	23,000	8,378
Versant Media Group, Inc., Sr. Scd. Bonds(a)	7.25	1/30/2031	316,000	326,000
Virgin Media Finance PLC, Gtd. Notes(a)	5.00	7/15/2030	70,000	43,065
Virgin Media O2 Vendor Financing Notes VI DAC, Sr. Scd. Notes(a)	8.50	3/15/2033	72,000	46,217
Virgin Media Secured Finance PLC, Sr. Scd. Notes(a)	4.50	8/15/2030	75,000	61,620
Virgin Media Secured Finance PLC, Sr. Scd. Notes(a)	5.50	5/15/2029	134,000	120,306
VZ Secured Financing BV, Sr. Scd. Bonds(a)	5.00	1/15/2032	187,000	153,351
VZ Secured Financing BV, Sr. Scd. Notes(a)	7.50	1/15/2033	202,000	181,392
Ziggo Bond Co. BV, Gtd. Notes(a)	5.13	2/28/2030	44,000	35,704
Ziggo BV, Sr. Scd. Notes(a)	4.88	1/15/2030	174,000	156,902
				11,981,449
Metals & Mining — 1.6%
Algoma Steel, Inc., Scd. Notes(a)	9.13	4/15/2029	70,000	66,165
Arcosa, Inc., Gtd. Notes(a)	4.38	4/15/2029	66,000	64,566
Arcosa, Inc., Gtd. Notes(a)	6.88	8/15/2032	95,000	98,062
Arsenal AIC Parent LLC, Sr. Scd. Notes(a)	8.00	10/1/2030	109,000	113,505
Arsenal AIC Parent LLC, Unscd. Notes(a)	11.50	10/1/2031	22,000	23,454
Capstone Copper Corp., Gtd. Notes(a)	6.75	3/31/2033	79,000	79,343
Champion Iron Canada, Inc., Gtd. Notes(a)	7.88	7/15/2032	110,000	112,763
Cleveland-Cliffs, Inc., Gtd. Notes(a)	6.75	4/15/2030	37,000	37,224
Cleveland-Cliffs, Inc., Gtd. Notes(a)	6.88	11/1/2029	39,000	39,378
Cleveland-Cliffs, Inc., Gtd. Notes(a),(b)	7.00	3/15/2032	88,000	88,228
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.38	5/1/2033	45,000	45,467
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.50	9/15/2031	58,000	59,186
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.63	1/15/2034	66,000	66,793
Cleveland-Cliffs, Inc., Sr. Unscd. Notes	6.25	10/1/2040	21,000	16,867
Coeur Mining, Inc., Gtd. Notes(a)	5.13	2/15/2029	16,000	15,810
Coeur Mining, Inc., Sr. Unscd. Notes(a)	6.88	4/1/2032	50,000	51,177
Compass Minerals International, Inc., Gtd. Notes(a)	8.00	7/1/2030	55,000	57,400
Constellium SE, Gtd. Notes(a)	3.75	4/15/2029	35,000	33,428
Hudbay Minerals, Inc., Gtd. Notes	6.13	4/1/2029	32,000	32,116
Hybar LLC, Sr. Scd. Notes(a)	7.38	7/1/2034	40,000	40,120
Infrabuild Australia Pty Ltd., Sr. Scd. Notes(a)	14.50	11/15/2028	102,000	107,279
JW Aluminum Continuous Cast Co., Sr. Scd. Notes(a)	10.25	4/1/2030	127,000	132,599
Kaiser Aluminum Corp., Gtd. Notes(a),(b)	4.50	6/1/2031	62,000	58,641
Kaiser Aluminum Corp., Sr. Unscd. Notes(a)	5.88	3/1/2034	43,000	42,069
Mineral Resources Ltd., Sr. Unscd. Notes(a)	6.25	5/1/2034	79,000	76,848
Mineral Resources Ltd., Sr. Unscd. Notes(a)	7.00	4/1/2031	57,000	58,659
Mineral Resources Ltd., Sr. Unscd. Notes(a)	8.50	5/1/2030	64,000	66,010
Mineral Resources Ltd., Sr. Unscd. Notes(a)	9.25	10/1/2028	129,000	132,962
Mineral Resources Ltd., Sr. Unscd. Notes,(a)	6.00	5/1/2032	81,000	79,373
Novelis Corp., Gtd. Notes(a)	3.88	8/15/2031	74,000	67,173
Novelis Corp., Gtd. Notes(a)	4.75	1/30/2030	150,000	144,051
Novelis Corp., Gtd. Notes(a)	6.38	8/15/2033	44,000	43,895
Novelis Corp., Gtd. Notes(a)	6.88	1/30/2030	91,000	93,335
PLS Group Ltd., Sr. Unscd. Notes(a)	6.88	5/1/2031	85,000	86,102
Skeena Resources Ltd., Sr. Scd. Notes(a)	8.50	4/1/2031	100,000	104,387
Trekor Metals Ltd., Sr. Scd. Notes(a)	8.25	5/1/2030	59,000	61,351
United States Steel Corp., Sr. Unscd. Notes	6.88	3/1/2029	56,000	56,000
				2,551,786
Real Estate — 4.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Scd. Notes(a)	7.00	4/15/2030	105,000	105,786

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Real Estate — 4.2% (continued)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(a)	5.25	4/15/2030	53,000	50,864
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(a)	5.75	1/15/2029	77,000	75,902
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Scd. Notes(a)	9.75	4/15/2030	91,000	97,550
Arbor Realty SR, Inc., Gtd. Notes(a),(b)	7.88	7/15/2030	37,000	33,660
Arbor Realty SR, Inc., Gtd. Notes, Ser. QIB(a)	5.00	12/30/2028	78,000	71,857
Arbor Realty SR, Inc., Gtd. Notes, Ser. QIB(a)	8.50	10/15/2027	87,000	87,019
Blackstone Mortgage Trust, Inc., Sr. Scd. Bonds(a)	6.25	6/1/2031	49,000	46,908
Blackstone Mortgage Trust, Inc., Sr. Scd. Notes(a)	7.75	12/1/2029	58,000	59,976
Brandywine Operating Partnership LP, Gtd. Notes	4.55	10/1/2029	43,000	40,264
Brandywine Operating Partnership LP, Gtd. Notes	6.13	1/15/2031	29,000	27,836
Brandywine Operating Partnership LP, Gtd. Notes	8.30	3/15/2028	44,000	45,641
Brandywine Operating Partnership LP, Gtd. Notes	8.88	4/12/2029	90,000	94,510
CoreLogic, Inc., Scd. Notes(a)	12.00	2/1/2032	98,000	91,984
CoreLogic, Inc., Sr. Scd. Notes(a)	9.00	8/1/2031	252,000	248,876
Cushman & Wakefield US Borrower LLC, Sr. Scd. Notes(a)	6.75	5/15/2028	38,000	38,086
Cushman & Wakefield US Borrower LLC, Sr. Scd. Notes(a)	8.88	9/1/2031	89,000	93,203
Diversified Healthcare Trust, Gtd. Notes	4.38	3/1/2031	47,000	42,970
Diversified Healthcare Trust, Sr. Scd. Notes(a)	7.25	10/15/2030	47,000	48,189
Diversified Healthcare Trust, Sr. Unscd. Notes	4.75	2/15/2028	37,000	36,333
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non- MTM, Gtd. Notes(a)	7.38	9/30/2030	121,000	120,364
Five Point Operating Co. LP, Gtd. Notes(a)	8.00	10/1/2030	102,000	104,430
Greystar Real Estate Partners LLC, Sr. Scd. Notes(a)	7.75	9/1/2030	57,000	58,968
Hudson Pacific Properties LP, Gtd. Notes	3.95	11/1/2027	41,000	39,914
Hudson Pacific Properties LP, Gtd. Notes(b)	4.65	4/1/2029	38,000	35,790
Hudson Pacific Properties LP, Gtd. Notes	5.95	2/15/2028	38,000	37,642
Hunt Cos., Inc., Sr. Scd. Notes(a)	5.25	4/15/2029	70,000	68,400
Iron Mountain Information Management Services, Inc., Gtd. Notes(a)	5.00	7/15/2032	142,000	134,870
Iron Mountain, Inc., Gtd. Notes(a)	4.50	2/15/2031	223,000	211,307
Iron Mountain, Inc., Gtd. Notes(a)	4.88	9/15/2027	104,000	103,709
Iron Mountain, Inc., Gtd. Notes(a)	4.88	9/15/2029	131,000	127,857
Iron Mountain, Inc., Gtd. Notes(a)	5.00	7/15/2028	60,000	59,413
Iron Mountain, Inc., Gtd. Notes(a)	5.25	3/15/2028	100,000	99,661
Iron Mountain, Inc., Gtd. Notes(a)	5.25	7/15/2030	269,000	262,831
Iron Mountain, Inc., Gtd. Notes(a)	5.63	7/15/2032	120,000	117,478
Iron Mountain, Inc., Gtd. Notes(a)	6.25	1/15/2033	215,000	215,864
Iron Mountain, Inc., Gtd. Notes(a)	6.25	1/15/2035	173,000	170,754
Iron Mountain, Inc., Gtd. Notes(a)	7.00	2/15/2029	133,000	135,158
Kennedy-Wilson, Inc., Gtd. Notes(a)	7.00	6/1/2031	111,000	113,082
Kennedy-Wilson, Inc., Gtd. Notes(a)	7.25	6/1/2033	112,000	113,380
Millrose Properties, Inc., Gtd. Notes(a)	6.25	9/15/2032	125,000	124,999
Millrose Properties, Inc., Gtd. Notes(a)	6.38	8/1/2030	133,000	134,074
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.50	3/15/2031	159,000	108,274
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	4.63	8/1/2029	76,000	60,840
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.00	10/15/2027	108,000	104,760
MPT Operating Partnership LP/MPT Finance Corp., Sr. Scd. Notes(a)	8.50	2/15/2032	161,000	163,674
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Gtd. Notes(a)	7.00	2/1/2030	76,000	77,214
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Sr. Scd. Notes(a)	4.88	5/15/2029	83,000	80,896
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Sr. Scd. Notes(a)	5.88	10/1/2028	83,000	82,891
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	4.50	2/15/2029	69,000	67,457
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	5.75	3/15/2034	93,000	91,089
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	6.50	4/1/2032	62,000	63,044
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	7.25	7/15/2028	45,000	45,856

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Real Estate — 4.2% (continued)
Rithm Capital Corp., Sr. Unscd. Notes(a)	8.00	4/1/2029	75,000	75,478
Rithm Capital Corp., Sr. Unscd. Notes(a)	8.00	7/15/2030	58,000	57,877
Rithm Capital Corp., Sr. Unscd. Notes(a)	8.50	6/1/2031	63,000	63,168
RLJ Lodging Trust LP, Sr. Scd. Notes(a)	4.00	9/15/2029	60,000	57,192
Service Properties Trust, Sr. Scd. Notes(a),(e)	0.00	9/30/2027	75,000	69,957
Service Properties Trust, Sr. Scd. Notes(a)	8.63	11/15/2031	119,000	125,020
Service Properties Trust, Sr. Unscd. Notes	3.95	1/15/2028	49,000	47,509
Service Properties Trust, Sr. Unscd. Notes	4.38	2/15/2030	62,000	56,088
Service Properties Trust, Sr. Unscd. Notes	4.95	10/1/2029	33,000	30,857
Starwood Property Trust, Inc., Gtd. Notes(a)	5.25	10/15/2028	56,000	55,514
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	5.75	1/15/2031	75,000	73,924
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	5.88	8/15/2029	61,000	61,176
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.00	4/15/2030	49,000	49,108
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.13	6/1/2031	73,000	72,820
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.50	7/1/2030	66,000	67,010
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.50	10/15/2030	66,000	66,927
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	7.25	4/1/2029	71,000	73,158
The Howard Hughes Corp., Gtd. Notes(a)	4.13	2/1/2029	155,000	149,410
The Howard Hughes Corp., Gtd. Notes(a)	4.38	2/1/2031	154,000	144,246
The Howard Hughes Corp., Sr. Unscd. Notes(a)	5.88	3/1/2032	65,000	63,473
The Howard Hughes Corp., Sr. Unscd. Notes(a)	6.13	3/1/2034	68,000	66,211
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(a)	6.00	1/15/2030	105,000	100,384
XHR LP, Gtd. Notes(a)	4.88	6/1/2029	38,000	37,014
XHR LP, Gtd. Notes(a)	6.63	5/15/2030	43,000	43,855
				6,680,730
Retailing — 3.7%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(a)	4.00	10/15/2030	217,000	204,305
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(a)	4.38	1/15/2028	104,000	102,653
Academy Ltd., Sr. Scd. Notes(a)	5.88	5/15/2031	53,000	52,436
Advance Auto Parts, Inc., Gtd. Notes(b)	3.90	4/15/2030	32,000	29,974
Advance Auto Parts, Inc., Gtd. Notes(a)	7.00	8/1/2030	69,000	70,716
Advance Auto Parts, Inc., Gtd. Notes(a),(b)	7.38	8/1/2033	65,000	67,078
Arko Corp., Gtd. Notes(a)	5.13	11/15/2029	81,000	75,735
Asbury Automotive Group, Inc., Gtd. Notes(a)	4.63	11/15/2029	59,000	57,323
Bath & Body Works, Inc., Gtd. Notes	5.25	2/1/2028	34,000	33,980
Bath & Body Works, Inc., Gtd. Notes(a)	6.63	10/1/2030	92,000	93,493
Bath & Body Works, Inc., Gtd. Notes	6.75	7/1/2036	34,000	33,598
Bath & Body Works, Inc., Gtd. Notes(b)	6.88	11/1/2035	27,000	27,292
Bath & Body Works, Inc., Gtd. Notes	7.50	6/15/2029	36,000	36,470
Bath & Body Works, Inc., Sr. Unscd. Debs.	6.95	3/1/2033	26,000	25,863
Bath & Body Works, Inc., Sr. Unscd. Notes	7.60	7/15/2037	26,000	25,613
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., Sr. Scd. Notes(a)	9.50	7/1/2032	29,000	28,177
Carvana Co., Sr. Scd. Notes(a),(c)	9.00	6/1/2030	159,550	164,630
Carvana Co., Sr. Scd. Notes(a),(c)	9.00	6/1/2031	175,672	193,317
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	9.25	1/15/2031	59,000	62,000
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unscd. Notes(a)	5.88	4/1/2029	49,000	47,857
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(a)	6.75	1/15/2030	96,000	94,271
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(a),(b)	4.63	1/15/2029	100,000	97,121
FirstCash, Inc., Gtd. Notes(a)	6.13	5/1/2034	85,000	83,725
FirstCash, Inc., Gtd. Notes(a)	6.88	3/1/2032	58,000	58,880
Gee Automotive Holdings LLC, Gtd. Notes(a)	7.25	3/1/2031	41,000	41,287
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a),(b)	8.38	1/15/2029	46,000	45,578
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	8.75	1/15/2032	16,000	15,523
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	11.50	8/15/2029	81,000	85,190

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Retailing — 3.7% (continued)
Group 1 Automotive, Inc., Gtd. Notes(a)	6.38	1/15/2030	35,000	35,198
Ken Garff Automotive LLC, Sr. Unscd. Notes(a)	4.88	9/15/2028	86,000	85,197
Kohl’s Corp., Sr. Scd. Notes(a)	10.00	6/1/2030	87,000	93,986
Kohl’s Corp., Sr. Unscd. Notes	5.13	5/1/2031	21,000	18,826
Kohl’s Corp., Sr. Unscd. Notes	5.55	7/17/2045	36,000	24,727
LBM Acquisition LLC, Gtd. Notes(a)	6.25	1/15/2029	57,000	36,739
LBM Acquisition LLC, Sr. Scd. Notes(a)	9.50	6/15/2031	26,000	21,943
Lithia Motors, Inc., Gtd. Notes(a)	5.50	10/1/2030	41,000	40,510
Lithia Motors, Inc., Sr. Unscd. Notes(a)	3.88	6/1/2029	57,000	54,719
Macy’s Retail Holdings LLC, Gtd. Notes(a)	5.88	3/15/2030	12,000	11,892
Macy’s Retail Holdings LLC, Gtd. Notes(a)	6.70	7/15/2034	72,000	69,655
Nordstrom, Inc., Sr. Scd. Notes	5.00	1/15/2044	32,000	23,021
Nordstrom, Inc., Sr. Scd. Notes	6.95	3/15/2028	44,000	44,992
Park River Holdings, Inc., Scd. Notes(a)	8.75	12/31/2030	58,588	54,286
Park River Holdings, Inc., Sr. Scd. Notes(a)	8.00	3/15/2031	77,000	76,689
Penske Automotive Group, Inc., Gtd. Notes	3.75	6/15/2029	53,000	50,609
PetSmart LLC/PetSmart Finance Corp., Gtd. Notes(a)	10.00	9/15/2033	93,000	92,531
PetSmart LLC/PetSmart Finance Corp., Sr. Scd. Notes(a)	7.50	9/15/2032	185,000	187,123
QXO Building Products, Inc., Gtd. Notes(a)	6.50	7/15/2031	185,000	185,697
QXO Building Products, Inc., Gtd. Notes(a)	6.88	7/15/2034	178,000	178,310
QXO Building Products, Inc., Sr. Scd. Bonds(a)	6.75	4/30/2032	325,000	331,973
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.75	4/1/2032	36,000	36,718
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes(a)	7.75	10/15/2029	53,000	50,347
Staples, Inc., Scd. Notes(a)	12.75	1/15/2030	98,000	77,748
Staples, Inc., Sr. Scd. Notes(a)	10.75	9/1/2029	256,000	244,991
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unscd. Notes(a)	5.00	6/1/2031	65,000	61,256
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unscd. Notes(a)	6.50	12/15/2035	17,000	16,357
Superior Plus LP/Superior General Partner, Inc., Gtd. Notes(a)	4.50	3/15/2029	93,000	89,743
The Gap, Inc., Gtd. Notes(a)	3.63	10/1/2029	139,000	130,776
The Gap, Inc., Gtd. Notes(a)	3.88	10/1/2031	84,000	76,158
The Men’s Wearhouse LLC, Sr. Scd. Notes(a)	9.00	2/1/2031	61,000	64,984
The Michaels Companies, Inc., Scd. Notes(a)	11.00	3/15/2034	56,000	54,757
The Michaels Companies, Inc., Sr. Scd. Notes(a)	8.50	3/15/2033	293,000	290,420
Victoria’s Secret & Co., Gtd. Notes(a)	4.63	7/15/2029	65,000	63,134
Victra Holdings LLC/Victra Finance Corp., Sr. Scd. Notes(a),(b)	8.75	9/15/2029	74,000	75,422
White Cap Supply Holdings LLC, Gtd. Notes(a)	7.38	11/15/2030	84,000	84,732
Yum! Brands, Inc., Sr. Unscd. Notes	3.63	3/15/2031	243,000	224,351
Yum! Brands, Inc., Sr. Unscd. Notes	4.63	1/31/2032	254,000	241,466
Yum! Brands, Inc., Sr. Unscd. Notes(a)	4.75	1/15/2030	179,000	175,207
Yum! Brands, Inc., Sr. Unscd. Notes	5.35	11/1/2043	12,000	11,038
Yum! Brands, Inc., Sr. Unscd. Notes	5.38	4/1/2032	227,000	223,884
Yum! Brands, Inc., Sr. Unscd. Notes	6.88	11/15/2037	40,000	42,377
				6,008,574
Semiconductors & Semiconductor Equipment — .1%
Entegris, Inc., Gtd. Notes(a)	4.38	4/15/2028	45,000	44,175
Entegris, Inc., Gtd. Notes(a)	5.95	6/15/2030	69,000	69,067
ON Semiconductor Corp., Gtd. Notes(a)	3.88	9/1/2028	37,000	35,696
Synaptics, Inc., Gtd. Notes(a)	4.00	6/15/2029	34,000	33,379
				182,317
Technology Hardware & Equipment — .9%
Ahead DB Holdings LLC, Gtd. Notes(a)	6.63	5/1/2028	31,000	30,943
Amentum Holdings, Inc., Gtd. Notes(a)	7.25	8/1/2032	71,000	72,930
CACI International, Inc., Gtd. Notes(a)	6.38	6/15/2033	157,000	158,181

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Technology Hardware & Equipment — .9% (continued)
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., Sr. Scd. Notes(a),(b)	6.00	11/1/2029	27,000	23,154
Crane NXT Co., Sr. Unscd. Notes	4.20	3/15/2048	84,000	52,392
Diebold Nixdorf, Inc., Sr. Scd. Notes(a)	7.75	3/31/2030	128,000	133,167
Everforth, Inc., Gtd. Notes(a),(b)	4.63	5/15/2028	101,000	96,717
Fortress Intermediate 3, Inc., Sr. Scd. Notes(a)	7.50	6/1/2031	50,000	50,825
Insight Enterprises, Inc., Gtd. Notes(a)	6.63	5/15/2032	35,000	35,220
KBR, Inc., Gtd. Notes(a)	4.75	9/30/2028	95,000	93,574
McAfee Corp., Sr. Unscd. Notes(a)	7.38	2/15/2030	131,000	111,030
NCR Voyix Corp., Gtd. Notes(a)	5.00	10/1/2028	118,000	114,267
NCR Voyix Corp., Gtd. Notes(a)	5.13	4/15/2029	36,000	34,969
Pitney Bowes, Inc., Gtd. Notes(a)	7.25	3/15/2029	96,000	96,819
Science Applications International Corp., Gtd. Notes(a)	4.88	4/1/2028	90,000	88,784
Science Applications International Corp., Gtd. Notes(a)	5.88	11/1/2033	67,000	65,577
Seagate Data Storage Technology Pte Ltd., Gtd. Notes	9.63	12/1/2032	82,000	89,908
Unisys Corp., Sr. Scd. Notes(a),(b)	10.63	1/15/2031	24,000	22,572
Vericast Corp./Harland Clarke/Checks in the Maillassis Commlassis Direct, Scd. Notes(a),(c)	13.00	12/15/2030	60,000	73,324
Virtusa Corp., Sr. Unscd. Notes(a),(b)	7.13	12/15/2028	43,000	35,163
				1,479,516
Telecommunication Services — 6.3%
Altice Financing SA, Sr. Scd. Bonds(a)	5.75	8/15/2029	237,000	150,094
Altice Financing SA, Sr. Scd. Notes(a)	5.00	1/15/2028	136,000	86,657
Altice France Lux 3/Altice Holdings 1, Sr. Unscd. Notes(a)	10.00	1/15/2033	93,058	91,441
Altice France SA, Sr. Scd. Notes(a)	6.50	10/15/2031	43,227	41,765
Altice France SA, Sr. Scd. Notes(a)	6.50	4/15/2032	220,526	213,555
Altice France SA, Sr. Scd. Notes(a)	6.88	10/15/2030	105,470	102,962
Altice France SA, Sr. Scd. Notes(a)	6.88	7/15/2032	193,073	187,470
Altice France SA, Sr. Scd. Notes(a)	9.50	11/1/2029	168,818	170,985
APLD ComputeCo 2 LLC, Sr. Scd. Notes(a)	6.75	3/15/2031	171,000	167,213
APLD ComputeCo 3 LLC, Sr. Scd. Notes(a)	7.00	6/15/2031	175,000	170,827
APLD ComputeCo LLC, Sr. Scd. Notes(a)	9.25	12/15/2030	194,000	206,204
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	6.88	9/15/2055	168,000	169,194
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	7.00	9/15/2055	65,000	65,469
Black Pearl Compute LLC, Sr. Scd. Notes(a)	6.13	2/15/2031	169,000	168,691
Cipher Compute LLC, Sr. Scd. Notes(a)	7.13	11/15/2030	120,000	122,408
Connect Finco Sarl/Connect US Finco LLC, Sr. Scd. Notes(a)	9.00	9/15/2029	203,000	213,122
Connect Holding II LLC, Sr. Scd. Notes(a)	10.50	4/3/2031	301,000	294,718
Core Scientific Finance I LLC, Sr. Scd. Notes(a)	7.75	5/15/2031	410,000	401,650
Edged Compute LLC, Sr. Scd. Notes(a)	7.50	4/30/2031	123,000	116,115
ELK Grove Village Property LLC, Sr. Scd. Notes(a)	7.50	6/15/2031	64,000	61,589
Embarq LLC, Sr. Unscd. Notes	8.00	6/1/2036	143,000	35,545
Fibercop SpA, Sr. Scd. Notes(a)	7.20	7/18/2036	10,000	10,152
Fibercop SpA, Sr. Scd. Notes(a)	7.72	6/4/2038	19,000	19,699
Flash Compute LLC, Sr. Scd. Notes(a)	7.25	12/31/2030	125,000	126,263
Galaxy Helios Data Centers II LLC, Sr. Scd. Notes(a)	9.88	8/1/2031	261,000	262,429
GCI LLC, Gtd. Notes(a)	4.75	10/15/2028	68,000	66,692
GoTo Group, Inc., Sr. Scd. Bonds(a)	5.50	5/1/2028	22,399	17,246
Iliad Holding SAS, Sr. Scd. Notes(a)	7.00	10/15/2028	163,000	163,421
Iliad Holding SAS, Sr. Scd. Notes(a)	7.00	4/15/2032	103,000	103,952
Iliad Holding SAS, Sr. Scd. Notes(a)	8.50	4/15/2031	117,000	123,088
Level 3 Financing, Inc., Gtd. Notes(a)	7.50	2/15/2037	90,400	89,748
Level 3 Financing, Inc., Gtd. Notes(a)	8.50	1/15/2036	192,000	199,645
Level 3 Financing, Inc., Sr. Scd. Bonds(a)	6.88	6/30/2033	189,617	192,016
Level 3 Financing, Inc., Sr. Scd. Notes(a)	7.00	3/31/2034	258,796	263,420
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039	15,000	13,899

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Telecommunication Services — 6.3% (continued)
Lumen Technologies, Inc., Sr. Unscd. Notes(a)	5.38	6/15/2029	21,000	20,115
Lumen Technologies, Inc., Sr. Unscd. Notes, Ser. U	7.65	3/15/2042	44,000	39,957
Meridian Arc Holdco LLC, Sr. Scd. Notes(a)	6.25	4/30/2031	662,000	636,351
PR RNO Property Owner 1 LLC, Sr. Scd. Notes(a)	6.50	5/1/2031	552,000	519,247
Qwest Corp., Gtd. Notes	6.50	9/1/2051	64,000	48,067
Rogers Communications, Inc., Jr. Sub. Notes	6.88	7/31/2056	155,000	154,488
Rogers Communications, Inc., Sub. Notes	7.00	4/15/2055	242,000	243,227
Rogers Communications, Inc., Sub. Notes	7.13	4/15/2055	156,000	156,653
SE Cosmos LLC, Sr. Scd. Notes(a)	8.88	5/1/2031	190,000	187,574
SES AMERICOM, Inc., Gtd. Notes(a)	5.30	3/25/2044	7,000	5,321
Stingray Compute LLC, Sr. Scd. Notes(a)	6.00	6/15/2031	58,000	56,675
SV RNO Property Owner 1 LLC, Sr. Scd. Notes(a)	5.88	3/1/2031	423,000	393,313
Telesat Canada/Telesat LLC, Gtd. Notes(a)	6.50	10/15/2027	22,000	15,795
TELUS Corp., Jr. Sub. Notes	6.38	6/9/2056	171,000	168,764
TELUS Corp., Jr. Sub. Notes	6.63	10/15/2055	151,000	150,672
TELUS Corp., Jr. Sub. Notes	6.63	6/9/2056	133,000	129,962
TELUS Corp., Jr. Sub. Notes(b)	7.00	10/15/2055	164,000	165,224
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(a)	6.50	2/15/2029	128,000	126,280
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(a)	8.63	6/15/2032	173,000	176,676
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Scd. Notes(a)	4.75	4/15/2028	60,000	59,792
Uniti Services LLC, Sr. Scd. Notes(a)	7.50	10/15/2033	104,000	106,353
Viasat, Inc., Sr. Unscd. Notes(a)	6.50	7/15/2028	62,000	61,571
Viasat, Inc., Sr. Unscd. Notes(a)	7.50	5/30/2031	89,000	89,058
Vmed O2 UK Financing I PLC, Sr. Scd. Notes(a)	4.25	1/31/2031	100,000	78,885
Vmed O2 UK Financing I PLC, Sr. Scd. Notes(a)	4.75	7/15/2031	124,000	97,938
Vmed O2 UK Financing I PLC, Sr. Scd. Notes(a)	6.75	1/15/2033	145,000	116,044
Vmed O2 UK Financing I PLC, Sr. Scd. Notes(a)	7.75	4/15/2032	72,000	60,519
Vodafone Group PLC, Jr. Sub. Notes	5.13	6/4/2081	72,000	53,862
Vodafone Group PLC, Jr. Sub. Notes	7.00	4/4/2079	371,000	380,663
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(a)	8.25	10/1/2031	210,000	218,243
WULF Compute LLC, Sr. Scd. Notes(a)	7.75	10/15/2030	319,000	331,413
Yondr JK 1 LLC, Sr. Scd. Notes(a)	6.88	6/30/2031	55,000	52,387
Zayo Group Holdings, Inc., Sr. Scd. Notes(a),(c)	9.25	3/9/2030	76,000	76,011
Zayo Group Holdings, Inc., Sr. Scd. Notes(a),(c)	13.75	9/9/2030	114,000	112,320
				10,178,764
Transportation — .7%
Beacon Mobility Corp., Sr. Scd. Notes(a)	7.25	8/1/2030	55,000	56,632
Brightline East LLC, Sr. Scd. Notes(a)	11.00	1/31/2030	80,492	5,789
Carriage Purchaser, Inc., Sr. Unscd. Notes(a)	7.88	10/15/2029	51,000	50,379
Danaos Corp., Gtd. Notes(a)	6.88	10/15/2032	76,000	77,742
First Student Bidco, Inc./First Transit Parent, Inc., Sr. Scd. Notes(a)	4.00	7/31/2029	82,000	78,725
GB AIT Buyer, Inc., Sr. Unscd. Notes(a)	8.75	4/30/2034	62,000	61,609
Genesee & Wyoming, Inc., Sr. Scd. Notes(a)	6.25	4/15/2032	80,000	80,515
PODS LLC, Sr. Scd. Notes(a)	8.75	5/15/2031	86,000	82,159
Rand Parent LLC, Sr. Scd. Notes(a)	8.50	2/15/2030	87,000	89,613
Seaspan Corp. Pte Ltd., Sr. Unscd. Notes(a)	5.50	8/1/2029	166,000	161,472
Star Leasing Co. LLC, Scd. Notes(a)	7.63	2/15/2030	105,000	102,231
XPO, Inc., Gtd. Notes(a)	7.13	6/1/2031	81,000	83,296
XPO, Inc., Gtd. Notes(a)	7.13	2/1/2032	131,000	135,264
				1,065,426
Utilities — 3.1%
Alpha Generation LLC, Sr. Unscd. Notes(a)	6.75	10/15/2032	106,000	106,927
AltaGas Ltd., Jr. Sub. Notes(a)	7.20	10/15/2054	101,000	104,525
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes(a)	6.88	6/1/2031	58,000	58,922
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes(a)	9.38	6/1/2028	55,000	56,239
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes(a)	9.50	6/1/2030	130,000	139,371

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.1% (continued)
Utilities — 3.1% (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(a)	6.38	2/15/2032	130,000	128,178
Clearway Energy Operating LLC, Gtd. Notes(a)	4.75	3/15/2028	95,000	93,790
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(a)	6.75	2/28/2030	61,000	62,063
Edison International, Jr. Sub. Notes(b)	7.88	6/15/2054	132,000	136,302
Edison International, Jr. Sub. Notes	8.13	6/15/2053	135,000	138,323
Emera US Finance LLC, Gtd. Notes, Ser. A	6.65	10/1/2056	38,000	38,203
Emera US Finance LLC, Gtd. Notes, Ser. B	6.85	10/1/2056	41,000	41,294
EUSHI Finance, Inc., Gtd. Notes	6.25	4/1/2056	89,000	87,758
EUSHI Finance, Inc., Gtd. Notes	7.63	12/15/2054	53,000	54,812
Leeward Renewable Energy Operations LLC, Gtd. Notes(a)	4.25	7/1/2029	131,000	124,458
Long Ridge Energy LLC, Sr. Scd. Bonds(a)	8.75	2/15/2032	65,000	67,250
NRG Energy, Inc., Gtd. Notes(a)	3.38	2/15/2029	64,000	60,737
NRG Energy, Inc., Gtd. Notes(a)	3.63	2/15/2031	113,000	104,206
NRG Energy, Inc., Gtd. Notes(a)	3.88	2/15/2032	44,000	40,232
NRG Energy, Inc., Gtd. Notes(a)	5.25	6/15/2029	75,000	74,395
NRG Energy, Inc., Gtd. Notes(a)	5.75	7/15/2029	85,000	84,979
NRG Energy, Inc., Gtd. Notes(a)	5.88	5/15/2034	116,000	113,877
NRG Energy, Inc., Gtd. Notes(a)	6.00	2/1/2033	97,000	96,667
NRG Energy, Inc., Gtd. Notes(a)	6.13	5/15/2036	114,000	112,383
NRG Energy, Inc., Gtd. Notes(a)	6.25	11/1/2034	95,000	94,727
NRG Energy, Inc., Sr. Unscd. Notes(a)	5.75	1/15/2034	154,000	150,028
NRG Energy, Inc., Sr. Unscd. Notes(a)	6.00	1/15/2036	243,000	237,701
PacifiCorp, Jr. Sub. Notes	7.13	8/15/2056	133,000	131,125
PacifiCorp, Jr. Sub. Notes	7.38	9/15/2055	226,000	225,039
Pattern Energy Operations LP/Pattern Energy Operations, Inc., Gtd. Notes(a)	4.50	8/15/2028	104,000	101,589
PG&E Corp., Jr. Sub. Notes	6.85	9/15/2056	140,000	138,191
PG&E Corp., Jr. Sub. Notes	7.38	3/15/2055	195,000	197,749
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	113,000	112,040
PG&E Corp., Sr. Scd. Notes(b)	5.25	7/1/2030	120,000	117,978
Puget Energy, Inc., Jr. Sub. Notes	7.00	9/15/2056	51,000	51,170
Puget Energy, Inc., Jr. Sub. Notes	7.25	9/15/2056	46,000	46,075
Talen Energy Supply LLC, Gtd. Notes(a)	6.25	2/1/2034	69,000	67,675
Talen Energy Supply LLC, Gtd. Notes(a)	6.50	2/1/2036	97,000	95,753
The AES Corp., Jr. Sub. Notes	6.95	7/15/2055	126,000	123,540
The AES Corp., Jr. Sub. Notes	7.60	1/15/2055	164,000	166,676
TXNM Energy, Inc., Jr. Sub. Notes(a)	7.00	7/31/2056	115,000	115,601
VoltaGrid LLC, Scd. Notes(a)	7.38	11/1/2030	278,000	279,418
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a)	7.75	4/15/2034	55,000	57,614
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a),(b)	8.38	1/15/2031	63,000	66,950
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a)	8.63	3/15/2033	168,000	179,466
XPLR Infrastructure Operating Partners LP, Sr. Unscd. Notes(a)	7.25	1/15/2029	35,000	36,105
				4,918,101
Total Corporate Bonds and Notes (cost $158,367,890)				155,743,137

	1-Day Yield (%)	Shares
Investment Companies — 2.3%
Registered Investment Companies — 2.3%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(f) (cost $3,620,690)	3.64	3,620,690	3,620,690

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .9%
Registered Investment Companies — .9%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(f) (cost $1,459,425)	3.64	1,459,425	1,459,425
Total Investments (cost $163,448,005)		100.3%	160,823,252
Liabilities, Less Cash and Receivables		(.3%)	(511,840)
Net Assets		100.0%	160,311,412

REIT—Real Estate Investment Trust

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these securities amounted to $130,633,964 or 81.5% of net assets.

(b)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $4,736,329 and the value of the collateral was
$5,010,609, consisting of cash collateral of $1,459,425 and U.S. Government & Agency securities valued at $3,551,184.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Payment-in-kind security and interest may be paid in additional par.
(d)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
5 Year U.S. Treasury Note	23	9/30/2026	2,449,264	2,437,461	(11,803)
10 Year U.S. Treasury Note	17	9/21/2026	1,852,810	1,836,000	(16,810)
U.S. Treasury Long-Term Bond	2	9/21/2026	223,209	216,625	(6,584)
Ultra 10 Year U.S. Treasury Note	3	9/21/2026	332,857	329,109	(3,748)
Futures Short
2 Year U.S. Treasury Note	10	9/30/2026	2,062,087	2,056,094	5,993
Gross Unrealized Appreciation					5,993
Gross Unrealized Depreciation					(38,945)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Purchased Contracts:(b)
Markit CDX North America High Yield Index, Series 46, Paid 3 Month Fixed Rate of 5.00%	6/20/2031	5,049,000	410,110	243,336	166,774
Gross Unrealized Appreciation					166,774

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to schedule of investments.

Schedule of Investments
BNY Mellon High Yield ETF
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	155,743,137	—	155,743,137
Investment Companies	5,080,115	—	—	5,080,115
	5,080,115	155,743,137	—	160,823,252
Other Financial Instruments:
Futures††	5,993	—	—	5,993
Swap Agreements††	—	166,774	—	166,774
	5,993	166,774	—	172,767
Liabilities ($)
Other Financial Instruments:
Futures††	(38,945)	—	—	(38,945)
	(38,945)	—	—	(38,945)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2026 are set forth in the fund’s Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Schedule of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at July 31, 2026 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
At July 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $2,490,931, consisting of $837,730 gross unrealized appreciation and $3,328,661 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.